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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number                811-08367

Evergreen Municipal Trust

(Exact name of registrant as specified in charter)

200 Berkeley Street
Boston, Massachusetts 02116

(Address of principal executive offices)     (Zip code)

Michael H. Koonce, Esq.
200 Berkeley Street
Boston, Massachusetts 02116

(Name and address of agent for service)

Registrant’s telephone number, including area code:           (617) 210-3200

Date of fiscal year end:
Registrant is making a quarterly filing for 4 of its series, Evergreen High Grade Municipal Bond Fund, Strategic Municipal Bond Fund, Municipal Bond Fund and Short Intermediate Municipal Bond Fund, for the quarter ended February 28, 2005. These 4 series have an February 28, 2005 fiscal year end.

Date of reporting period:	February 28, 2005

Item 1 — Schedule of Investments

EVERGREEN HIGH GRADE MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS
February 28, 2005 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS 98.2%
AIRLINES 0.1%
New York, NY IDA RB, Japan Airlines Co. Proj., 6.00%, 11/01/2015	$75,000	$77,964

AIRPORT 9.8%
Allegheny Cnty., PA Arpt. Auth. RRB, Pittsburgh Intl. Arpt. Proj., 6.00%, 01/01/2015	2,000,000	2,216,960
Chicago, IL O'Hare Intl. Arpt. RB, Second Lien Passenger Facs., Ser. A, 5.75%, 01/01/2018,
(Insd. by AMBAC)	3,580,000	3,947,415
Dallas-Fort Worth, TX Intl. Arpt. RB, RITES-PA-1147R-B, 9.30%, 05/01/2011, (Insd. by FSA) +	1,000,000	1,170,620
Phoenix, AZ Civic Impt. Corp. Arpt. RB, Sr. Lien, Ser. A, 5.25%, 07/01/2015, (Insd. by FSA)	1,690,000	1,813,539
San Francisco, CA City & Cnty. Arpt. RB, Commission Intl. Arpt. Proj., 5.50%, 05/01/2015,
(Insd. by FSA)	2,000,000	2,124,600

		11,273,134

EDUCATION 2.2%
Massachusetts Hlth. & Edl. RB, Springfield College Proj., 5.25%, 10/15/2033,
(Gtd. by Radian Asset Assurance, Inc.)	1,750,000	1,851,570
New York Dorm. Auth. RB, State Univ. Edl. Facs., Ser. A, 5.875%, 05/15/2011, (Insd. by AMBAC)	250,000	285,253
University of VT & State Agricultural College RB, 5.50%, 10/01/2017	420,000	470,954

		2,607,777

ELECTRIC REVENUE 10.7%
Alaska Pwr. Auth. RRB, Bradley Lake Proj., Ser. 4, 6.00%, 07/01/2012	1,000,000	1,152,880
Lower Colorado River Auth., TX Transmission RRB, Trans. Svcs. Corp. Proj., 5.25%, 05/15/2020,
(Insd. by AMBAC)	1,000,000	1,080,760
Piedmont, SC Muni. Pwr. Agcy. RRB, Ser. A, 5.00%, 01/01/2015, (Insd. by MBIA)	2,000,000	2,073,180
Sam Rayburn, TX Muni. Pwr. Agcy. RRB, 5.75%, 10/01/2021	2,000,000	2,214,720
Superior, WI Ltd. Obl. RRB, Midwest Energy Proj., Ser. E, 6.90%, 08/01/2021, (Insd. by FGIC)	4,500,000	5,898,105

		12,419,645

GENERAL OBLIGATION - LOCAL 13.5%
Cleveland, OH GO, 5.25%, 08/01/2017, (Insd. by FGIC)	1,000,000	1,099,790
Cleveland, OH Muni. Sch. Dist. GO, 5.25%, 12/01/2023	1,980,000	2,152,240
Cook Cnty., IL GO, Ser. A, 5.625%, 11/15/2016, (Insd. by MBIA)	1,000,000	1,079,550
Detroit, MI Wtr. Supply Sys. RB, Sr. Lien, Ser. A, 5.50%, 07/01/2014, (Insd. by FGIC)	1,500,000	1,664,265
District of Columbia Tax Increment GO, Gallery Place Proj., 5.50%, 07/01/2019, (Insd. by FSA)	1,000,000	1,107,970
Elk Grove, CA Unified Sch. Dist. Spl. Tax RRB, Cmnty. Facs. Dist. Proj., 6.50%, 12/01/2024	500,000	642,265
Forest Hills, OH Local Sch. Dist. GO, Sch. Impt. Proj., 5.70%, 12/01/2016, (Insd. by MBIA)	1,500,000	1,634,670
Garfield Pitkin & Eagle Cnty., CO Sch. Dist. GO, Ser. A, 5.00%, 12/15/2015	1,000,000	1,094,860
Kings, OH Local Sch. Dist. GO, City of Warren Sch. Impt. Proj., 7.50%, 12/01/2016, (Insd. by FGIC)	1,000,000	1,281,580
Nassau Cnty., NY GO, Swr. Dist. Proj., Ser. B, 6.00%, 05/01/2014, (Insd. by FGIC)	695,000	816,410
Niagara Falls, NY GO, Pub. Impt. Proj.:
7.50%, 03/01/2014, (Insd. by MBIA)	500,000	645,455
7.50%, 03/01/2016, (Insd. by MBIA)	750,000	989,782
Spokane, WA GO, 5.25%, 12/01/2022	1,250,000	1,361,425

		15,570,262

GENERAL OBLIGATION - STATE 4.5%
Connecticut GO, Ser. D, 5.00%, 12/01/2014, (Insd. by MBIA)	1,000,000	1,110,200
Florida GO, Dept. of Trans. Right of Way Proj., Ser. A, 5.25%, 07/01/2023	1,945,000	2,135,124
Ohio State Parks & Recreational Facs., Ser. A, 5.25%, 02/01/2018 #	1,740,000	1,924,179

		5,169,503

HOSPITAL 16.2%
California Hlth. Facs. Fin. Auth. RRB, Ser. A, 5.75%, 07/01/2015	1,000,000	1,030,020
Illinois Hlth. Facs. Auth. RB, Sherman Hlth. Sys. Proj., 5.25%, 08/01/2017	1,000,000	1,053,820
Illinois Hlth. Facs. Auth. RRB, Ser. AA, 6.50%, 06/01/2012, (Insd. by MBIA)	1,750,000	2,058,070
Lorain Cnty., OH Hosp. RB:
RITES-PA-892-A, 9.61%, 10/01/2016 +	1,000,000	1,171,720
RITES-PA-892-B, 9.61%, 10/01/2017 +	1,000,000	1,163,340
RITES-PA-892-C, 9.86%, 10/01/2018 +	1,250,000	1,474,925
[1]

EVERGREEN HIGH GRADE MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS continued
February 28, 2005 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
HOSPITAL continued
Medical Univ. SC Hosp. Auth. FHA RB, Ser. A, 5.25%, 08/15/2025	$2,325,000	$2,491,470
New York State Dorm. Auth. RB Mental Hlth. Svcs. Facs. Impt., Ser. C, 5.00%, 02/15/2015	1,945,000	2,134,540
Oklahoma Indl. Auth. RRB, Hlth. Sys., Ser. A, 6.25%, 08/15/2015, (Insd. by MBIA)	2,000,000	2,255,840
Orange Cnty., FL Hlth. Facs. Auth. RB, Ser. C, 6.25%, 10/01/2016, (Insd. by MBIA)	295,000	354,859
University of NM RB, FHA Insured Hosp. Mtge., 5.00%, 07/01/2024, (Insd. by FSA)	1,000,000	1,041,610
Wichita, KS Hosp. Facs. Impt. RRB, Ser. 11, 6.75%, 11/15/2019	1,000,000	1,126,680
Wisconsin Hlth. & Edl. Facs. RRB, Wheaton Franciscan Svcs. Proj., 6.00%, 08/15/2016	1,230,000	1,364,906

		18,721,800

HOUSING 6.9%
Aurora, CO Hsg. Auth. MHRB, 6th Avenue Proj., Ser. A, 5.70%, 12/01/2018, (LOC: U.S. Bank)	1,000,000	1,059,470
California HFA MHRB, Ser. B, 6.05%, 08/01/2016, (Insd. by AMBAC & FHA)	1,000,000	1,055,160
California HFA SFHRB, Ser. A-2, 5.70%, 08/01/2011	305,000	316,267
Escambia Cnty., FL HFA SFHRB, Multi-Cnty. Program, Ser. A, 5.50%, 10/01/2021,
(Insd. by FNMA & GNMA)	630,000	659,547
Georgia HFA SFHRB, Sub. Ser. D-2, 5.50%, 06/01/2017	1,000,000	1,054,830
Idaho HFA RB, Ser. B-2, 6.00%, 07/01/2014	1,390,000	1,446,865
Idaho Hsg. Agcy. SFHRB, Ser. C-1, 6.30%, 07/01/2011, (Insd. by FHA)	140,000	140,538
New Mexico Mtge. Fin. Auth. SFHRB, Ser. C-1, 6.00%, 03/01/2032	905,000	914,258
New York HFA MHRB, Ser. B, 6.35%, 08/15/2023, (Insd. by AMBAC & HFA)	200,000	204,558
Ohio HFA Mtge. RB, Ser. A-2, 6.625%, 03/01/2026, (Insd. by GNMA)	65,000	66,322
Utah HFA SFHRB, Ser. E-1, 5.375%, 07/01/2018, (Insd. by FHA)	280,000	283,542
Washington, DC GO, Ser. B, 5.50%, 06/01/2012, (Insd. by FSA)	710,000	778,401

		7,979,758

INDUSTRIAL DEVELOPMENT REVENUE 4.3%
Illinois Dev. Fin. Auth. PCRRB, Edison Co. Proj., Ser. D, 6.75%, 03/01/2015, (Insd. by AMBAC)	3,000,000	3,068,550
Lehigh Cnty., PA IDA PCRRB, PA Pwr. & Light Co. Proj., Ser. B, 6.40%, 09/01/2029, (Insd. by MBIA)	1,000,000	1,021,570
Lowndes Cnty., MS Solid Wst. Disp. PCRB, 6.80%, 04/01/2022	715,000	864,928

		4,955,048

LEASE 4.3%
Kansas City, MO Muni. Assist. Corp. RB, Leasehold Capital Impt. Proj., Ser. B, 5.85%, 01/15/2016	2,000,000	2,074,460
Lawrence Township., IN Metro. Sch. Dist. RB, 6.875%, 07/05/2011, (Insd. by MBIA)	1,500,000	1,723,275
Loudoun, Cnty., VA IDA Pub. Safety Facs. RB, 5.25%, 12/15/2021	500,000	544,855
New York Env. Facs. Corp. RRB, Riverbank State Park Proj., 5.50%, 04/01/2016, (Insd. by AMBAC)	250,000	268,225
Santa Ana, CA Fin. Auth. Lease RB, Police Admin. & Hldg. Facs. Proj., Ser. A, 6.25%, 07/01/2015,
(Insd. by MBIA)	300,000	359,508

		4,970,323

MISCELLANEOUS REVENUE 3.6%
Atlanta & Fulton Cnty., GA Recreation Auth. RB, Park Impt. Proj., 5.75%, 12/01/2017,
(Insd. by AMBAC)	1,000,000	1,131,370
Casino Reinvestment Dev. Auth., NJ Hotel Room Fee RB, 5.25%, 01/01/2023, (Insd. by AMBAC)	1,200,000	1,319,664
New Jersey EDA RRB, Sch. Facs. Construction, Ser. K, 5.25%, 12/15/2019, (Insd. by FGIC)	1,000,000	1,117,040
New York Urban Dev. Corp. RB, Ser. B, Personal Income Tax, 5.25%, 03/15/2019, (Insd. by MBIA)	500,000	561,420

		4,129,494

PRE-REFUNDED 2.3%
Cleveland, OH Wtrwrks. RB, Ser. K, 5.25%, 01/01/2019, (Insd. by FGIC)	275,000	306,166
Georgia Muni. Elec. Pwr. Auth. RRB, Ser. V, 6.50%, 01/01/2012, (Insd. by MBIA)	1,315,000	1,471,800
Hempstead Town, NY GO, Ser. B, 5.625%, 02/01/2015, (Insd. by FGIC)	100,000	104,934
Orange Cnty., FL Hlth. Facs. Auth. RB, Ser. A, 6.25%, 10/01/2016, (Insd. by MBIA)	610,000	741,010
Texas Muni. Pwr. Agcy. RB, 0.00% 09/01/2015, (Insd. by MBIA) ¤	40,000	25,826

		2,649,736

RESOURCE RECOVERY 0.1%
Islip, NY Resources Recovery Agcy. RB, Ser. B, 7.25%, 07/01/2011, (Insd. by AMBAC)	100,000	120,713

[2]

EVERGREEN HIGH GRADE MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS continued
February 28, 2005 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
SALES TAX 4.1%
Metropolitan Atlanta Rapid Trans. Auth., GA Sales Tax RRB, Second Indenture Proj., Ser. A, 5.50%,
07/01/2016, (Insd. by MBIA)	$2,500,000	$2,639,075
Sales Tax Asset Receivable Corp. of NY RB, Ser. A, 5.00%, 10/15/2026, (Insd. by MBIA)	2,000,000	2,110,960

		4,750,035

SPECIAL TAX 2.8%
District of Columbia HFA Mtge. SFHRB, Ser. B, 5.85%, 12/01/2018, (Insd. by FNMA & GNMA)	830,000	834,631
Virgin Islands Pub. Fin. Auth. RB:
5.00%, 10/01/2022	1,000,000	1,071,560
5.25%, 10/01/2020	1,200,000	1,328,556

		3,234,747

STUDENT LOAN 0.9%
Alaska Student Loan RB, Student Loan Corp. Proj., Ser. A, 5.45%, 07/01/2016, (Insd. by AMBAC)	1,000,000	1,052,440

TOBACCO REVENUE 1.5%
Tobacco Settlement Fin. Corp. of LA RB, Ser. 2001, 6.36%, 05/15/2025	669,317	669,056
Tobacco Settlement Fin. Corp. of NY RB, Ser. A-1C, 5.25%, 06/01/2014	1,000,000	1,079,710

		1,748,766

TRANSPORTATION 7.2%
Massachusetts Port Auth. RRB, Ser. A, 5.50%, 07/01/2016, (Insd. by MBIA)	1,000,000	1,084,940
Metropolitan Trans. Auth. of NY RB, Ser. A, 5.00%, 11/15/2019, (Insd. by AMBAC)	3,510,000	3,803,647
New Jersey Trans. Trust Fund Auth. RB, Trans. Sys., Ser. B, 5.25%, 12/15/2018, (Insd. by FGIC)	1,150,000	1,276,040
Sacramento Cnty., CA Arpt. Sys. RB, Ser. A, 6.00%, 07/01/2011, (Insd. by MBIA)	1,000,000	1,059,980
South Carolina Trans. Infrastructure Bank RRB, Ser. A, 5.25%, 10/01/2025, (Insd. by AMBAC)	1,000,000	1,084,620

		8,309,227

WATER & SEWER 3.2%
Houston, TX Wtr. Conveyance Sys. Contract COP, Ser. H, 7.50%, 12/15/2014, (Insd. by AMBAC)	1,000,000	1,285,260
Rock Hill, SC Util. Sys. RRB, Ser. A, 5.375%, 01/01/2019, (Insd. by FSA)	1,185,000	1,307,944
Upper Trinity, TX Regl. Wtr. Dist. RB, Ser. A, 6.00%, 08/01/2016, (Insd. by FGIC)	1,000,000	1,130,430

		3,723,634

Total Municipal Obligations (cost $106,798,945)		113,464,006

	Shares	Value

SHORT-TERM INVESTMENTS 2.7%
MUTUAL FUND SHARES 2.7%
Evergreen Institutional Municipal Money Market Fund ø ## (cost $3,044,503)	3,044,503	3,044,503

Total Investments (cost $109,843,448) 100.9%		116,508,509
Other Assets and Liabilities (0.9%)		(987,987)

Net Assets 100.0%		$115,520,522

+	Inverse floating rate security
#	When-issued or delayed delivery security
¤	Security issued in zero coupon form with no periodic interest payments but is acquired at a discount that results in a current yield to maturity. An effective interest rate is applied to recognize interest income daily for the bond. This rate is based on total expected income to be earned over the life of the bond from amortization of discount at acquisition.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.
##	All or a portion of this security has been segregated for when-issued or delayed delivery securities.
[3]

EVERGREEN HIGH GRADE MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS continued
February 28, 2005 (unaudited)
Summary of Abbreviations
AMBAC	American Municipal Bond Assurance Corp.
COP	Certificates of Participation
EDA	Economic Development Authority
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Authority
FNMA	Federal National Mortgage Association
FSA	Financial Security Assurance, Inc.
GNMA	Government National Mortgage Association
GO	General Obligation
HFA	Housing Finance Authority
IDA	Industrial Development Authority
LOC	Letter of Credit
MBIA	Municipal Bond Investors Assurance Corp.
MHRB	Multifamily Housing Revenue Bond
PCRB	Pollution Control Revenue Bond
PCRRB	Pollution Control Refunding Revenue Bond
RB	Revenue Bond
RITES	Residual Interest Tax Exempt Security
RRB	Refunding Revenue Bond
SFHRB	Single Family Housing Revenue Bond

On February 28, 2005, the aggregate cost of securities for federal income tax purposes was $109,855,140. The gross unrealized appreciation and depreciation on securities based on tax cost was $6,817,073 and $163,704, respectively, with a net unrealized appreciation of $6,653,369.

The following table shows the percent of total investments by geographic location as of February 28, 2005:

New York	11.3%
Ohio	10.5%
Illinois	9.6%
Wisconsin	6.2%
South Carolina	6.0%
Texas	5.9%
California	5.6%
Georgia	5.4%
Florida	3.3%
New Jersey	3.2%
Pennsylvania	2.8%
Massachusetts	2.5%
District of Columbia	2.3%
U.S. Virgin Islands	2.1%
Alaska	1.9%
Colorado	1.9%
Oklahoma	1.9%
Missouri	1.8%
New Mexico	1.7%
Arizona	1.6%
Indiana	1.5%
Idaho	1.4%
Michigan	1.4%
Washington	1.2%
Connecticut	1.0%
Kansas	1.0%
Mississippi	0.7%
Louisiana	0.6%
Virginia	0.5%
Vermont	0.4%
Utah	0.2%
Non-state specific	2.6%

100.0%

[4]

EVERGREEN MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS
February 28, 2005 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS 93.7%
AIRPORT 3.3%
Allegheny Cnty., PA Arpt. Auth. RRB, Pittsburgh Intl. Arpt. Proj., 6.00%, 01/01/2015	$2,495,000	$2,765,657
Dallas-Fort Worth, TX Intl. Arpt. RB:
RITES-PA-1147R-A, 9.30%, 05/01/2011, (Insd. by MBIA) +	6,000,000	7,068,960
RITES-PA-1147R-B, 9.30%, 05/01/2011, (Insd. by FSA) +	2,840,000	3,324,561
Memphis-Shelby Cnty., TN Arpt. Auth. RB, Ser. A:
5.50%, 03/01/2015, (Insd. by FSA)	5,495,000	5,961,855
5.50%, 03/01/2016, (Insd. by FSA)	5,000,000	5,424,800
5.50%, 03/01/2017, (Insd. by FSA)	2,005,000	2,175,345
Miami-Dade Cnty., FL Aviation RB, Miami Intl. Arpt., 5.75%, 10/01/2020, (Insd. by FGIC)	2,000,000	2,225,740

		28,946,918

COMMUNITY DEVELOPMENT DISTRICT 0.4%
Frederick Cnty., MD Spl. Obl. RB, Urbana CDA, 6.625%, 07/01/2025	3,280,000	3,402,574

CONTINUING CARE RETIREMENT COMMUNITY 1.8%
Bexar Cnty., TX Hlth. Facs. Dev. Corp. RB, Army Retirement Residence Proj., 6.125%, 07/01/2022	685,000	732,169
Goshen, IN RB, Greencroft Obl. Group, Ser. B, 5.75%, 08/15/2028	5,000,000	4,855,800
St. Louis Cnty., MO IDA Hlth. Facs. RB, Mother of Perpetual Help, 6.40%, 08/01/2035,
(Insd. by GNMA)	495,000	521,497
Vermont EDA RB, Wake Robin Corp. Proj., Ser. A, 6.30%, 03/01/2033	3,500,000	3,718,470
Winchester, VA IDA Hosp. RRB, Winchester Med. Ctr., Inc., 5.50%, 01/01/2015, (Insd. by AMBAC)	5,500,000	6,189,260

		16,017,196

EDUCATION 3.0%
Athens, GA Hsg. Auth. Student Hsg. Lease RB, Univ. of GA East Campus, 5.25%, 12/01/2020,
(Insd. by AMBAC)	1,315,000	1,440,990
Latrobe, PA IDA College RB, St. Vincent College Proj., 5.35%, 05/01/2015	1,165,000	1,229,028
Massachusetts Dev. Fin. Agcy. RB, MA College of Pharmacy Allied Proj., 6.375%, 07/01/2023	1,000,000	1,111,690
Pennsylvania Higher Edl. Facs. Auth. RB, Univ. of PA Hlth. Sys., Ser. A, 5.00%, 08/15/2016,
(Insd. by AMBAC)	5,000,000	5,446,350
St. Joseph Cnty., IN Edl. Facs. RB, Univ. of Notre Dame du Lac Proj., 6.50%, 03/01/2026	1,640,000	2,111,680
University of CA RB, Ltd. Proj., Ser. A, 5.00%, 05/15/2024, (Insd. by MBIA)	9,530,000	9,999,734
University of NM RB, 5.00%, 07/01/2021	3,835,000	4,021,458
Washington State Univ. RRB, Hsg. & Dining Sys., 5.00%, 10/01/2019	1,000,000	1,069,640

		26,430,570

ELECTRIC REVENUE 2.0%
Monroe Cnty., MI EDA RB, Detroit Edison Co., 6.95%, 09/01/2022, (Insd. by FGIC)	10,000,000	13,198,500
New York Energy Research & Dev. Auth. PCRB, 5.15%, 03/01/2016	4,000,000	4,048,120
Sikeston, MO Elec. RRB, 6.00%, 06/01/2015, (Insd. by MBIA)	500,000	594,710

		17,841,330

GENERAL OBLIGATION-LOCAL 10.3%
Adams Cnty., OH Valley Local Sch. Dist. GO, Adams & Highland Cnty., 7.00%, 12/01/2015,
(Insd. by MBIA)	2,000,000	2,473,600
Chicago, IL GO, Refunding, Ser. A, 5.00%, 01/01/2020, (Insd. by FSA) #	5,000,000	5,340,250
Columbus, OH GO, Ser. B:
5.00%, 06/15/2016	3,540,000	3,889,504
5.00%, 06/15/2017	2,900,000	3,170,831
District of Columbia Tax Increment GO, Gallery Place Proj., 5.50%, 07/01/2019, (Insd. by FSA)	1,665,000	1,844,770
El Paso Cnty., CO Sch. Dist. 11 GO:
6.50%, 12/01/2012	2,310,000	2,778,168
7.10%, 12/01/2013	2,000,000	2,513,820
Garfield, Pitkin & Eagle Cnty., CO Sch. Dist. No. 1 GO, Ser. A, 5.00%, 12/15/2027, (Insd. by FSA)	5,585,000	5,862,630
Grand Prairie, TX Independent Sch. Dist. GO, 5.80%, 02/15/2023	40,000	44,961
Jacksonville, FL Trans. Auth. GO, 9.20%, 01/01/2015	3,580,000	4,911,545
King Cnty., WA Sch. Dist. Number 411 Issaquah GO, Refunding, 6.375%, 12/01/2008	8,685,000	9,432,344
Larimer Cnty., CO Sch. Dist. 1 GO, 7.00%, 12/15/2016, (Insd. by MBIA)	2,250,000	2,869,920
Los Angeles, CA Univ. Sch. Dist. GO, Refunding, Ser. A-1, 5.00%, 07/01/2016, (Insd. by FGIC)	12,000,000	13,083,480
Methuen, MA GO, 5.625%, 11/15/2015, (Insd. by FSA)	500,000	535,485
[1]

EVERGREEN MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS continued
February 28, 2005 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
GENERAL OBLIGATION-LOCAL continued
New Haven, CT GO, Ser. C, 5.00%, 11/01/2021, (Insd. by MBIA)	$2,170,000	$2,306,688
New York, NY GO:
Ser. D, 5.00%, 11/01/2025	4,705,000	4,910,138
Ser. G, 5.00%, 12/01/2021	10,000,000	10,511,700
Ser. H, 5.00%, 08/01/2010	4,000,000	4,308,960
Ser. J, 5.00%, 03/01/2017	9,270,000	9,870,882
Niagara Falls, NY GO, Pub. Impt. Proj., 7.50%, 03/01/2014, (Insd. by MBIA)	500,000	645,455
Worcester, MA GO, Muni. Purpose Loan, Ser. A, 5.25%, 08/01/2012, (Insd. by AMBAC)	300,000	314,382

		91,619,513

GENERAL OBLIGATION-STATE 4.7%
Connecticut GO:
Refunding, Ser. B, 5.00%, 06/01/2016, (Insd. by MBIA)	11,000,000	12,021,570
Ser. D, 5.375%, 11/15/2021	5,000,000	5,534,650
Florida GO, Dept. of Trans. Right of Way Proj., Ser. A, 5.25%, 07/01/2023	9,000,000	9,879,750
Hawaii GO, Ser. DE:
5.00%, 10/01/2023	4,000,000	4,247,120
5.00%, 10/01/2024	3,065,000	3,241,942
Texas GO, Veteran's Hsg. Assistance Program, Ser. A, 5.65%, 12/01/2017	1,000,000	1,047,810
Washington GO:
Ser. A, 6.75%, 02/01/2015	1,000,000	1,207,800
Ser. AT-7 & B, 6.40%, 06/01/2017	3,750,000	4,535,025

		41,715,667

HOSPITAL 13.4%
California Statewide CDA RB, Daughters of Charity Hlth. Proj., Ser. A, 5.25%, 07/01/2024 #	4,000,000	4,183,320
Camden Cnty., NJ Impt. Auth. RB, Hlth. Care Redev., Cooper Hlth., Ser. A, 5.75%, 02/15/2034	5,500,000	5,752,615
Colorado Hlth. Facs. Auth. RB, Portercare Adventist Hlth., 6.50%, 11/15/2023	4,000,000	4,449,400
Cumberland Cnty., NC Hosp. Facs. RRB, Cumberland Cnty. Hosp. Sys., Inc., 5.25%, 10/01/2014	2,380,000	2,580,753
Huntsville, AL Hlth. Care Auth. RB, Ser. A, 5.75%, 06/01/2016	5,730,000	6,332,509
Illinois Hlth. Facs. Auth. RB:
RITES-PA 848R-A, 9.37%, 02/15/2013, (Insd. by FSA) +	1,340,000	1,606,982
RITES-PA 848R-B, 9.37%, 02/15/2014, (Insd. by FSA) +	1,415,000	1,677,567
RITES-PA 848R-C, 9.37%, 02/15/2015, (Insd. by FSA) +	865,000	1,049,020
RITES-PA 848R-D, 9.37%, 02/15/2016, (Insd. by FSA) +	1,575,000	1,908,018
Lorain Cnty., OH Hosp. RB, RITES-PA-892-C, 9.86%, 10/01/2018 +	2,500,000	2,949,850
Marshall Cnty., AL Hlth. Care Auth. RB, Ser. A:
5.75%, 01/01/2015, (Liq.: Merrill Lynch & Co.)	1,350,000	1,482,543
5.75%, 01/01/2032, (Liq.: Merrill Lynch & Co.)	1,050,000	1,101,187
6.25%, 01/01/2022, (Liq.: Merrill Lynch & Co.)	1,000,000	1,096,380
Maryland Hlth. & Higher Edl. Facs. Auth. RB, Doctor's Cmnty. Hosp., Inc., 5.75%, 07/01/2013	3,845,000	3,862,072
Medical Univ. of SC, Hosp. Auth. RRB, Hosp. Facs., Ser. A:
5.25%, 02/15/2021, (Insd. by MBIA)	2,435,000	2,638,858
5.25%, 08/15/2021, (Insd. by MBIA)	2,625,000	2,844,765
5.25%, 08/15/2022, (Insd. by MBIA)	6,030,000	6,510,350
Montgomery Cnty., OH Hosp. RRB, Kettering Med. Ctr., 6.25%, 04/01/2020, (Insd. by MBIA)	2,500,000	3,065,300
New Hampshire Higher Edl. & Hlth. Facs. Auth. RB, Frisbie Mem. Hosp., 6.125%, 10/01/2013	6,155,000	6,238,462
New York Dormitory Auth. RB:
Mental Hlth. Svcs. Facs. Impt.:
Ser. A:
5.00%, 02/15/2015, (Insd. by AMBAC)	2,055,000	2,255,260
5.00%, 02/15/2018, (Insd. by AMBAC)	2,380,000	2,569,900
Ser. B, 5.00%, 02/15/2015, (Insd. by AMBAC)	3,730,000	4,093,488
Ser. C:
5.00%, 02/15/2018, (Insd. by FGIC)	2,335,000	2,521,310
5.00%, 08/15/2018, (Insd. by FGIC)	3,245,000	3,503,919
Wyckoff Heights Hosp., 5.20%, 02/15/2014, (Insd. by MBIA)	1,000,000	1,071,410
[2]

EVERGREEN MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS continued
February 28, 2005 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
HOSPITAL continued
New York Med. Care Facs. Fin. Agcy. RB, Hlth. Ctr. Proj., Ser. A:
6.375%, 11/15/2019, (Insd. by SONYMA)	$1,435,000	$1,498,126
6.375%, 11/15/2019, (Insd. by AMBAC)	2,140,000	2,235,979
Orange Cnty., FL Hlth. Facs. Auth. RB, Adventist Hlth. Sys. Hosp., 5.25%, 11/15/2018	2,000,000	2,127,180
Quincy, IL RB, Blessing Hosp. Proj., 6.00%, 11/15/2018	4,950,000	5,001,232
South Carolina Jobs EDA Hosp. Facs. RRB, Palmetto Hlth. Impt. Proj., Ser. C, 7.00%, 08/01/2030	7,500,000	8,440,500
Stillwater, OK Med. Ctr. Auth. RB, Ser. B, 6.35%, 05/15/2012	940,000	996,654
Washington Cnty., PA Hosp. Auth. RB, Monongahela Valley Hosp. Proj., 6.25%, 06/01/2022	750,000	825,113
Wichita, KS Hosp. Facs. Impt. RRB, Ser. 11, 6.75%, 11/15/2019	5,000,000	5,633,400
Wisconsin Hlth. & Edl. Facs. Auth. RB:
Fort Healthcare, Inc. Proj., 6.10%, 05/01/2034	3,815,000	4,030,166
Synergy Health, Inc. Proj., 6.00%, 11/15/2023	2,450,000	2,599,548
Wisconsin Hlth. & Edl. Facs. Auth. RRB, Wheaton Franciscan Svcs., 6.25%, 08/15/2022	7,500,000	8,280,000

		119,013,136

HOUSING 6.3%
Alabama HFA SFHRB, Ser. D-1, 6.00%, 10/01/2016, (Insd. by GNMA)	720,000	746,712
Aurora, CO Hsg. Auth. MHRB, 6th Avenue Proj., Ser. A, 5.70%, 12/01/2018, (LOC: U.S. Bank)	2,800,000	2,966,516
Chicago Heights, IL Residential Mtge. RB, 0.00% 06/01/2009 ¤	205,000	150,876
Chicago, IL SFHRB, Ser. B, 6.95%, 09/01/2028, (Insd. by GNMA, FHLMC & FNMA)	180,000	183,015
Colorado HFA RB:
Single Family Mtge., Class III-B-5, 4.80%, 05/01/2030	4,000,000	4,079,040
Single Family Program, Sr. Ser. D-2, 6.90%, 04/01/2029	975,000	992,453
Delaware Hsg. Auth. RB, Single Family Mtge., Ser. A, 6.70%, 01/01/2033	3,120,000	3,277,747
District of Columbia HFA Mtge. SFHRB, Ser. B, 5.85%, 12/01/2018, (Insd. by FNMA & GNMA)	800,000	804,464
Georgia HFA SFHRB, Sub. Ser. D-4, 5.65%, 06/01/2021	740,000	778,554
Idaho Hsg. & Fin. Assn. SFHRB, Sr. Ser. D, 6.30%, 07/01/2025	1,480,000	1,564,049
Idaho Hsg. Agcy. RB, Sr. Ser. D, 8.00%, 01/01/2020, (Insd. by FHA)	5,000	5,002
Indiana Hsg. Fin. SFHRB, Ser. A-2, 5.15%, 07/01/2017, (Insd. by FNMA & GNMA)	1,895,000	1,974,855
Maine HFA Mtge. Purchase RB:
Ser. C-2, 6.05%, 11/15/2028	2,365,000	2,448,626
Ser. D-2, 5.80%, 11/15/2016	1,920,000	1,930,771
Massachusetts Hsg. Fin. Agcy. SFHRB:
Ser. 52, 6.00%, 06/01/2014, (Insd. by MBIA)	85,000	85,018
Ser. 79, 5.85%, 12/01/2021, (Insd. by FSA)	100,000	105,114
Minnesota Hsg. Fin. Agcy. RB, Single Family Mtge., 6.00%, 07/01/2022	4,205,000	4,397,925
Mississippi Home Corp. SFHRB, Ser. B, 6.20%, 06/01/2030, (Insd. by FNMA & GNMA)	1,025,000	1,097,129
Missouri Hsg. Dev. Commission Mtge. RB, Single Family Homeowner's Loan, Ser. A-2,
6.30%, 03/01/2030	30,000	30,793
Missouri Hsg. Dev. Commission Mtge. SFHRB, Ser. B:
6.25%, 09/01/2015, (Insd. by FNMA & GNMA)	90,000	90,575
6.45%, 09/01/2027, (Insd. by FNMA & GNMA)	435,000	437,954
New Hampshire HFA MHRB, Ser. I, 5.50%, 07/01/2017, (Liq.: Merrill Lynch & Co.)	5,940,000	6,310,300
Oklahoma HDA RB, Lease Purchase Proj., Ser. A, 5.10%, 11/01/2005	10,000,000	10,175,500
South Carolina Hsg. Fin. & Dev. Auth RB, 6.35%, 07/01/2019	1,495,000	1,540,149
Suffolk, VA Redev. & Hsg. Auth. MHRB, Hope Vlg. Apts. Proj., 5.10%, 02/01/2014, (Insd. by FNMA)	1,120,000	1,186,696
Tennessee Hsg. Dev. Agcy. RB, Homeownership Program:
4.70%, 07/01/2015, (Liq.: UBS Painewebber, Inc.)	1,980,000	2,004,453
5.00%, 07/01/2034	4,910,000	5,093,438
Utah HFA SFHRB, Ser. C-2, 5.75%, 07/01/2021, (Insd. by FHA)	155,000	164,027
Wyoming CDA Hsg. RB, Ser. 3, 4.80%, 06/01/2016	815,000	833,044

		55,454,795

[3]

EVERGREEN MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS continued
February 28, 2005 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
INDUSTRIAL DEVELOPMENT REVENUE 10.6%
Alliance Arpt. Auth., Inc., TX Spl. Facs. RB, FedEx Proj., 6.375%, 04/01/2021	$19,875,000	$20,967,529
California Pollution Ctl. Fin. Auth. Solid Wst. RB, Republic Svcs., Inc. Proj., Ser. B,
5.25%, 06/01/2023	5,200,000	5,507,632
Cass Cnty., TX IDA RB, Intl. Paper Co. Proj., 6.25%, 04/01/2021	3,965,000	4,163,924
Chesterfield Cnty., VA IDA PCRB, VA Elec. & Pwr. Co.:
Ser. A, 5.875%, 06/01/2017	3,000,000	3,293,070
Ser. B, 5.875%, 06/01/2017	1,500,000	1,646,535
Connecticut Dev. Auth. PCRRB, CT Light & Pwr., Ser. B, 5.95%, 09/01/2028	2,535,000	2,686,314
Eastern CT Resource Recovery Auth. Solid Wst. RB, Wheelabrator Lisbon, Inc. Proj., Ser. A:
5.50%, 01/01/2014	7,000,000	7,137,900
5.50%, 01/01/2015	5,000,000	5,120,750
Illinois Dev. Fin. Auth. PCRRB, Edison Co. Proj., Ser. D, 6.75%, 03/01/2015, (Insd. by AMBAC)	4,000,000	4,091,400
Indianapolis, IN Arpt. Auth. Spl. Facs. RRB, FedEx Proj.:
5.10%, 01/15/2017, (Gtd. by FedEx)	10,000,000	10,547,000
5.50%, 05/01/2029, (Gtd. by FedEx)	3,500,000	3,543,680
Lehigh Cnty., PA IDA PCRRB, PA Pwr. & Light Co. Proj., Ser. B, 6.40%, 09/01/2029, (Insd. by MBIA)	1,000,000	1,021,570
Maricopa Cnty., AZ PCRRB, El Paso Elec. Proj., 6.375%, 08/01/2015	5,000,000	5,071,150
Martin Cnty., NC Indl. Facs. & Pollution Ctl. Auth. RB, Weyerhaeuser Co. Proj.,
6.80%, 05/01/2024	5,500,000	5,637,335
Monroe Cnty., GA PCRB, Oglethorpe Pwr. Corp., Ser. A, 6.75%, 01/01/2010	1,000,000	1,143,050
Nevada Dept. of Business & Inds. RB, Republic Services, Inc. Proj., 5.625%, 12/01/2026	5,000,000	5,434,150
Selma, AL Indl. Dev. Board Env. Impt. RB, Intl. Paper Co. Proj., Ser. B, 6.70%, 03/01/2024	2,000,000	2,197,660
Tooele Cnty., UT Hazardous Wst. Treatment RB, Union Pacific Proj., Ser. A, 5.70%, 11/01/2026	5,000,000	5,180,200

		94,390,849

LEASE 2.0%
Greenville Cnty., SC Sch. Dist. Installment Purpose RRB, Building Equity Sooner for Tomorrow Proj.,
5.50%, 12/01/2028	5,000,000	5,376,450
Los Angeles Cnty., CA Pub. Works Fin. Auth. Lease RRB, Master Ref. Proj., Ser. A,
5.00%, 12/01/2026, (Insd. by MBIA) #	4,000,000	4,210,680
Maryland Economic Dev. Corp. Lease RB, Aviation Administration Facs.:
5.375%, 06/01/2021, (Insd. by FSA)	4,540,000	4,888,354
5.375%, 06/01/2022, (Insd. by FSA)	2,555,000	2,745,527
Pima Cnty., AZ IDA RRB, Lease Oblig., Ser. A, 7.25%, 07/15/2010, (Insd. By FSA)	760,000	794,808

		18,015,819

MISCELLANEOUS REVENUE 5.7%
Casino Reinvestment Dev. Auth. RB:
5.00%, 01/01/2013	2,190,000	2,388,370
5.25%, 01/01/2021	3,125,000	3,455,375
Clarence, NY HFA RB, Bristol Vlg. Proj., 6.00%, 01/20/2044, (Insd. by GNMA)	1,710,000	1,879,410
New Jersey EDA RB, Sch. Facs. Construction, Ser. I:
5.00%, 09/01/2025, (Insd. by FGIC)	5,000,000	5,270,800
5.25%, 09/01/2024	5,000,000	5,367,500
New Jersey EDA RRB, Sch. Facs. Construction, Ser. K, 5.25%, 12/15/2019, (Insd. by FGIC)	7,500,000	8,377,800
New York Urban Dev. Corp. RB, Corp. Purpose, Sub. Lien, 5.50%, 07/01/2016	10,000,000	10,512,600
Tobacco Settlement Fin. Corp. of NY RB, Ser. C-1, 5.50%, 06/01/2015	12,000,000	13,148,880

		50,400,735

PORT AUTHORITY 1.0%
Port Auth. of NY & NJ RB:
Ser. 37, 5.50%, 07/15/2019, (Insd. by FSA)	6,285,000	7,022,796
Ser. 119, 5.875%, 09/15/2015, (Insd. by FGIC)	1,500,000	1,578,795

		8,601,591

[4]

EVERGREEN MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS continued
February 28, 2005 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
PRE-REFUNDED 4.0%
Medical Univ. of SC, Hosp. Auth. RRB, Hosp. Facs., Ser. A:
6.25%, 08/15/2014	$2,765,000	$3,274,589
6.25%, 08/15/2022	5,000,000	5,921,500
6.375%, 08/15/2027	3,000,000	3,577,410
6.50%, 08/15/2032	5,000,000	6,003,200
Metropolitan Trans. Auth., NY Trans. Auth. RB, Svcs. Contract, Ser. 7, 5.625%, 07/01/2016	11,600,000	12,064,000
St. Louis, MO Muni. Fin. Corp. Leasehold RB, City Justice Ctr. Impt., Ser. A,
5.75%, 02/15/2011, (Insd. by AMBAC)	950,000	998,422
Tarrant Cnty., TX HFA SFHRB, Ser. A, 0.00% 09/15/2016 ¤	6,415,000	3,904,233

		35,743,354

PUBLIC FACILITIES 0.3%
Fulton Cnty., GA Facs. Corp. COP, Pub. Purpose Proj., 6.00%, 11/01/2014, (Insd. by AMBAC)	2,000,000	2,297,580

RECREATION 0.3%
Columbia, SC COP, Tourism Dev. Fee, 5.25%, 06/01/2020	2,560,000	2,781,926

RESOURCE RECOVERY 0.6%
Michigan Strategic Fund Solid Wst. Disposal RRB, Ltd. Obl. Wst. Mgmt., 3.15%, 12/01/2013	3,000,000	2,996,850
Sacramento Cnty., CA Sanitation Dist. RB, Ser. A, 5.875%, 12/01/2027	2,000,000	2,069,580

		5,066,430

SALES TAX 3.8%
Jefferson Cnty., AL Ltd. Obl. Sch. RB, Ser. A, 5.25%, 01/01/2020	6,000,000	6,387,960
Metropolitan Pier & Exposition Auth., IL Dedicated State Tax RB, Ser. A-2002, 0.00%, 06/15/2021 ¤	1,225,000	565,472
Sales Tax Asset Receivable Corp. of NY RB, Ser. A, 5.00%, 10/15/2026, (Insd. by MBIA)	19,500,000	20,581,860
Town Ctr. Impt. Dist., TX Sales & Hotel Occupancy Tax RB:
5.50%, 03/01/2014, (Insd. by FGIC)	5,000	5,571
5.50%, 03/01/2016, (Insd. by FGIC)	5,000	5,532
5.625%, 03/01/2017, (Insd. by FGIC)	5,000	5,559
RITES-PA 884A, 9.37%, 03/01/2014, (Insd. by FGIC) +	910,000	1,117,899
RITES-PA 884B, 9.37%, 03/01/2015, (Insd. by FGIC) +	865,000	1,050,023
RITES-PA 884C, 9.37%, 03/01/2016, (Insd. by FGIC) +	1,015,000	1,230,951
RITES-PA 884D, 9.62%, 03/01/2017, (Insd. by FGIC) +	1,075,000	1,315,349
RITES-PA 884E, 9.62%, 03/01/2018, (Insd. by FGIC) +	1,140,000	1,390,048

		33,656,224

SOLID WASTE 0.5%
Harrison Cnty., WV Solid Wst. Disp. RB, 6.75%, 08/01/2024	2,000,000	2,046,920
Spokane, WA Regl. Solid Wst. RB, 6.50%, 01/01/2011	2,000,000	2,300,720

		4,347,640

SPECIAL TAX 0.3%
Casino Reinvestment Dev. Auth., NJ Hotel Room Fee RB, 5.25%, 01/01/2023, (Insd. by AMBAC)	2,100,000	2,309,412
Missouri Env. Impt. & Energy Resource Auth. PCRB, Revolving Fund, Ser. B, 7.20%, 07/01/2016	250,000	256,150

		2,565,562

STUDENT LOAN 2.2%
Education Loans, Inc. SD Student Loan RB, 5.60%, 06/01/2020	14,300,000	14,981,824
Massachusetts Edl. Fin. Auth. Loan RB, Ser. E, 5.30%, 01/01/2016, (Insd. by AMBAC)	1,445,000	1,460,187
Missouri Higher Ed. Student Loan RB, Sub. Ser. F, 6.75%, 02/15/2009	1,000,000	1,030,900
NEBHELP, Inc. NE RB, Jr. Sub. Ser. A-6, 6.40%, 06/01/2013, (Insd. by MBIA)	865,000	906,849
Texas GO, College Student Loan, 5.25%, 08/01/2013	1,225,000	1,336,585

		19,716,345

[5]

EVERGREEN MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS continued
February 28, 2005 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
TOBACCO REVENUE 3.7%
Tobacco Settlement Fin. Corp. of LA RB, Ser. 2001, 6.36%, 05/15/2025	$8,299,532	$8,296,295
Tobacco Settlement Fin. Corp. of NJ RB, 5.75%, 06/01/2032	5,000,000	4,985,150
Tobacco Settlement Fin. Corp. of NY RB, Ser. A-1:
5.25%, 06/01/2020, (Insd. by AMBAC)	12,590,000	13,631,445
5.50%, 06/01/2016	5,000,000	5,458,650

		32,371,540

TRANSPORTATION 7.3%
Delaware River Joint Toll Bridge RB:
5.25%, 07/01/2017	1,500,000	1,631,790
5.25%, 07/01/2018	1,465,000	1,589,393
Florida Port Fin. Commission RB, Trans. Intermodal Program, 5.75%, 10/01/2014, (Insd. by FGIC)	4,185,000	4,599,901
Massachusetts Bay Trans. Auth. Gen. Trans. Sys. RRB, Ser. B, 6.20%, 03/01/2016	2,125,000	2,506,565
Metropolitan Atlanta, GA Rapid Transit Auth., Sales Tax RRB, Ser. P,
6.25%, 07/01/2011, (Insd. by AMBAC)	4,255,000	4,903,121
Metropolitan Trans. Auth. of NY RB, Ser. A, 5.00%, 11/15/2019, (Insd. by AMBAC)	10,000,000	10,836,600
New Jersey Trans. Trust Fund Auth. RB, Trans. Sys., Ser. B, 5.25%, 12/15/2018, (Insd. by FGIC)	20,000,000	22,192,000
Orlando & Orange Cnty., FL Expressway Auth. RB, Jr. Lien, 8.25%, 07/01/2015, (Insd. by FGIC)	2,960,000	4,099,097
Port Seattle, WA RB, Sub. Lien, Ser. A, 5.50%, 09/01/2020, (Insd. by FGIC)	1,000,000	1,154,500
South Carolina Trans. Infrastructure Bank RRB, Ser. A, 5.25%, 10/01/2025, (Insd. by AMBAC)	9,400,000	10,195,428
St. Clair Cnty., IL Pub. Bldg. Commerce RB, Ser. B, 0.00% 12/01/2016 ¤	1,650,000	981,255

		64,689,650

WATER & SEWER 6.2%
Alaska Energy Auth. Util. RB, 6.60%, 07/01/2015, (Insd. by FSA)	15,000,000	18,504,600
Atlanta, GA Wtr. & Wstwtr. RB, 5.00%, 11/01/2024, (Insd. by FSA)	4,000,000	4,232,480
Brownsville, TX Util. Sys. RRB, 6.25%, 09/01/2014, (Insd. by MBIA)	3,750,000	4,386,075
Connecticut Dev. Auth. Wtr. Facs. RB, 6.15%, 04/01/2035, (Insd. by AMBAC)	1,000,000	1,079,390
Glendale, AZ Wtr. & Swr. RB, 5.00%, 07/01/2022, (Insd. by AMBAC)	3,675,000	3,889,804
Harrison Cnty., MS Wstwtr. Treatment Mgmt. Dist. RRB, Wstwtr. Treatment Facs., Ser. A,
8.50%, 02/01/2013, (Insd. by FGIC)	1,000,000	1,329,330
Massachusetts Wtr. Pollution Abatement Trust RB, Pool Program, Ser. 9, 5.25%, 08/01/2028	9,000,000	9,651,240
Miami-Dade Cnty., FL Stormwater Util. RB, 5.00%, 04/01/2026	4,000,000	4,223,800
New York Env. Facs. Corp. PCRB:
5.875%, 06/15/2014	445,000	455,342
Ser. E, 6.875%, 06/15/2010	545,000	561,170
Phoenix, AZ Civic Impt. Corp. Wtr. Sys. RB, Jr. Lien, 5.50%, 07/01/2017, (Insd. by FGIC)	2,500,000	2,795,375
Turlock, CA Irrigation Dist. RRB, Ser. A, 6.25%, 01/01/2012, (Insd. by MBIA)	3,005,000	3,420,321

		54,528,927

Total Municipal Obligations (cost $792,244,380)		829,615,871

	Shares	Value

SHORT-TERM INVESTMENTS 5.6%
MUTUAL FUND SHARES 5.6%
Evergreen Institutional Municipal Money Market Fund ø ## (cost $49,889,057)	49,889,057	49,889,057

Total Investments (cost $842,133,437) 99.3%		879,504,928
Other Assets and Liabilities 0.7%		6,509,746

Net Assets 100.0%		$886,014,674

[6]

EVERGREEN MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS continued
February 28, 2005 (unaudited)
+	Inverse floating rate security
#	When-issued or delayed delivery securities
¤	Securities issued in zero coupon form with no periodic interest payments but are acquired at a discount that results in a current yield to maturity. An effective interest rate is applied to recognize interest income daily for these bonds. This rate is based on total expected income to be earned over the life of the bonds from amortization of discount at acquisition.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.
##	All or a portion of this security has been segregated for when-issued or delayed delivery securities.

Summary of Abbreviations
AMBAC	American Municipal Bond Assurance Corp.
CDA	Community Development Authority
COP	Certificates of Participation
EDA	Economic Development Authority
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Authority
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
FSA	Financial Security Assurance, Inc.
GNMA	Government National Mortgage Association
GO	General Obligation
HDA	Housing Development Authority
HFA	Housing Finance Authority
IDA	Industrial Development Authority
LOC	Letter of Credit
MBIA	Municipal Bond Investors Assurance Corp.
MHRB	Multifamily Housing Revenue Bond
PCRB	Pollution Control Revenue Bond
PCRRB	Pollution Control Refunding Revenue Bond
RB	Revenue Bond
RITES	Residual Interest Tax Exempt Security
RRB	Refunding Revenue Bond
SFHRB	Single Family Housing Revenue Bond
SONYMA	State of New York Mortgage Agency
[7]

EVERGREEN MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS continued
February 28, 2005 (unaudited)

The following table shows the percent of total investments by geographic location as of February 28, 2005:

New York	17.3%
New Jersey	6.8%
South Carolina	6.7%
Texas	6.0%
California	4.8%
Connecticut	4.1%
Florida	3.6%
Colorado	3.0%
Indiana	2.6%
Illinois	2.6%
Tennessee	2.3%
Washington	2.2%
Alabama	2.2%
Alaska	2.1%
Michigan	1.8%
Massachusetts	1.8%
Ohio	1.8%
Wisconsin	1.7%
Maryland	1.7%
Georgia	1.7%
South Dakota	1.7%
Pennsylvania	1.6%
Arizona	1.4%
New Hampshire	1.4%
Virginia	1.4%
Oklahoma	1.3%
Louisiana	1.0%
North Carolina	0.9%
Hawaii	0.9%
Kansas	0.7%
Nevada	0.6%
Utah	0.6%
Minnesota	0.5%
Maine	0.5%
New Mexico	0.5%
Missouri	0.5%
Vermont	0.4%
Delaware	0.4%
District of Columbia	0.3%
Mississippi	0.3%
West Virginia	0.2%
Idaho	0.2%
Nebraska	0.1%
Wyoming	0.1%
Non-state specific	5.7%

100.0%

On February 28, 2005, the aggregate cost of securities for federal income tax purposes was $842,136,644. The gross unrealized appreciation and depreciation on securities based on tax cost was $39,354,483 and $1,986,199, respectively, with a net unrealized appreciation of $37,368,284.

[8]

EVERGREEN SHORT INTERMEDIATE MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS
February 28, 2005 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS 97.3%
AIRPORT 3.6%
Chicago, IL O’Hare Intl. Arpt. RRB, Ser. A, 5.00%, 01/01/2009	$3,000,000	$3,209,310
Clark Cnty., NV Passenger Facs. RB, Las Vegas-McCarran Arpt., 5.25%, 07/01/2009	5,070,000	5,451,771
Denver, CO City & Cnty. Arpt. RRB, Ser. D, 5.00%, 11/15/2010, (Insd. by FSA)	1,000,000	1,073,000
Hawaii Arpt. Sys. RRB, Ser. B, 6.25%, 07/01/2006, (Insd. by FGIC)	3,000,000	3,140,070
Hillsborough Cnty., FL Aviation Auth. RB, Tampa Intl. Arpt., 5.25%, 10/01/2010	4,000,000	4,350,440
San Antonio, TX Arpt. Sys. RB:
5.50%, 07/01/2009	1,280,000	1,388,121
5.50%, 07/01/2010	1,410,000	1,541,920

		20,154,632

COMMUNITY DEVELOPMENT DISTRICT 0.3%
Frederick Cnty., MD Spl. Obl. RB, Urbana CDA, 6.25%, 07/01/2010	1,731,000	1,776,352

CONTINUING CARE RETIREMENT COMMUNITY 1.5%
New Jersey EDA RB, First Mtge. Franciscan Oaks Proj.:
5.40%, 10/01/2006	1,135,000	1,150,232
5.50%, 10/01/2007	1,075,000	1,096,285
New Jersey EDA RRB, First Mtge. Keswick Pines:
5.35%, 01/01/2006	975,000	984,906
5.45%, 01/01/2007	925,000	943,750
North Carolina Med. Care Commission Healthcare Facs. RB:
First Mtge. Arbor Acres Proj., 5.00%, 03/01/2007	1,250,000	1,260,712
First Mtge. Presbyterian Homes Proj., 5.75%, 10/01/2006	2,380,000	2,407,299

		7,843,184

EDUCATION 4.9%
District of Columbia RB, Friendship Pub. Charter Sch., Inc., 5.00%, 06/01/2008	1,000,000	1,048,680
New York Dormitory Auth. RB:
7.375%, 05/15/2010, (Insd. by MBIA)	5,510,000	6,211,864
City Univ. Sys. Cons., Ser. D, 7.00%, 07/01/2009	5,965,000	6,479,242
Pennsylvania Higher Ed. Assistance Agcy. Standard Loan RB, 2.05%, 06/01/2039, VRDN	13,350,000	13,350,000

		27,089,786

ELECTRIC REVENUE 3.5%
Burke Cnty., GA Dev. Auth. PCRB, Georgia Power Plant Vogtle Proj., 4.45%, 01/01/2032	4,325,000	4,509,850
Lower CO River Auth. Texas RB, Ser. B, 6.00%, 05/15/2010	5,000,000	5,589,800
Nebraska Pub. Pwr. Dist. RB, Ser. A, 5.25%, 01/01/2011	5,000,000	5,382,799
Washington Pub. Pwr. Supply Sys. RRB, Ser. C, 5.10%, 07/01/2007	3,575,000	3,759,971

		19,242,420

ESCROW 0.1%
Kokomo, IN Hosp. Auth. RB, St. Joseph Hosp. & Hlth. Ctr., 6.25%, 08/15/2005	710,000	722,212

GENERAL OBLIGATION — LOCAL 17.6%
Austin, TX GO, 5.00%, 09/01/2010	5,000,000	5,288,100
Bayonne, NJ TAN GO:
Ser. A, 4.00%, 09/01/2005	7,500,000	7,532,850
Ser. B, 5.00%, 11/15/2005	1,000,000	1,011,720
Broward Cnty., FL Expressway Auth. GO, 9.875%, 07/01/2009	1,100,000	1,315,501
Central Ohio Solid Wst. Auth. GO, Facs. Acquisition, Ser. A, 5.00%, 12/01/2009	3,205,000	3,468,932
Countrydale Metro. Dist., CO GO, 3.50%, 12/01/2032, (LOC: Compass Bank)	4,995,000	5,009,435
District of Columbia GO, Ser. A, 5.25%, 06/01/2009, (Insd. by MBIA)	5,230,000	5,635,325
Fairfax Cnty., VA Refunding Pub. Impt. GO, Ser. B, 5.00%, 10/01/2013	5,000,000	5,544,400
Gardner, KS GO, Ser. E, 3.00%, 10/01/2006	15,485,000	15,629,475
Honolulu, HI GO, Ser. C, 5.125%, 07/01/2010	7,275,000	7,907,707
Hopewell, VA GO, Pub. Impt., Ser. A, 5.00%, 07/15/2009	1,700,000	1,771,706
Johnson Cnty., KS GO, Refunding Internal Impt., 5.25%, 09/01/2009	3,915,000	4,282,658
King Cnty., WA Sch. Dist. Number 411 Issaquah GO, Refunding, 6.375%, 12/01/2008	4,490,000	4,876,364
Lakewood, OH GO, Ser. A, 6.60%, 12/01/2008	1,525,000	1,723,936
Monroe Cnty., NY GO, BAN, 4.00%, 07/28/2005	10,000,000	10,047,600
[1]

EVERGREEN SHORT INTERMEDIATE MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS continued
February 28, 2005 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
GENERAL OBLIGATION — LOCAL continued
New York, NY GO:
Ser. H, 5.00%, 08/01/2010	$3,500,000	$3,770,340
Ser. J, 5.00%, 08/01/2010	2,295,000	2,456,499
Northside, TX Independent Sch. Dist. GO, Ser. B, 2.45%, 08/01/2033	3,330,000	3,324,872
Scottsdale, AZ GO, Refunding, 4.50%, 07/01/2010	1,000,000	1,069,920
Shelby Cnty., TN GO, Refunding, Ser. A, 5.00%, 03/01/2014	5,000,000	5,288,100

		96,955,440

GENERAL OBLIGATION — STATE 4.7%
California Econ. Recovery GO, Ser. A, 5.00%, 07/01/2016	5,000,000	5,384,700
Connecticut GO, Ser. C, 5.875%, 11/01/2014	2,000,000	2,269,200
Illinois GO, 5.75%, 06/01/2011, (Insd. by MBIA)	2,250,000	2,535,165
Nevada GO, Ser. A, 5.125%, 09/01/2010	4,500,000	4,747,050
New York GO, Urban Dev. Corp., Ser. A:
5.00%, 01/01/2027	1,500,000	1,594,020
5.25%, 01/01/2021	3,500,000	3,758,860
Wisconsin GO, Ser. A, 5.50%, 05/01/2009	5,000,000	5,480,050

		25,769,045

HOSPITAL 9.7%
Allegheny Cnty., PA Hosp. Dev. Auth. RB, Univ. of Pittsburgh Med. Ctr., Ser. B,
5.00%, 06/15/2010	6,850,000	7,296,140
California Hlth. Facs. Fin. Auth. RRB, Catholic Healthcare West, Ser. H, 4.45%, 07/01/2026	3,250,000	3,336,548
California Statewide CDA RB, Kaiser Permanente, Ser. D, 4.35%, 11/01/2036	3,000,000	3,071,700
Cape Girardeau Cnty., MO IDRB, St. Francis Med. Ctr., Ser. A:
5.00%, 06/01/2008	1,000,000	1,054,400
5.00%, 06/01/2009	1,035,000	1,097,845
Colorado Hlth. Facs. Auth. RB:
Catholic Hlth. Initiatives, Ser. A, 5.00%, 03/01/2010	1,125,000	1,204,785
Hosp. Parkview Med. Ctr. Proj.:
5.50%, 09/01/2007	750,000	789,090
5.75%, 09/01/2008	500,000	537,280
Escambia Cnty., FL Hlth. Facs. RB, Ser. A, 5.00%, 11/15/2010	1,500,000	1,615,770
Gregg Cnty., TX Hlth. Facs. Dev. Corp. RB, Good Shepherd Med. Ctr. Proj., Ser. A,
5.75%, 10/01/2008	2,710,000	2,881,733
Huntsville, AL Hlth. Care Auth. RB, Ser. A:
4.60%, 06/01/2008	1,040,000	1,089,400
4.75%, 06/01/2009	1,085,000	1,147,724
Illinois Hlth. Facs. RB, Passavant Mem. Area Hosp., 5.50%, 10/01/2009	550,000	596,750
Indiana Hlth. Facs. Fin. Auth. RB, Ascension Hlth., Ser. F, 5.50%, 11/15/2010	1,000,000	1,100,150
Klamath Falls, OR Intercommunity Hosp. Auth. RB, Merle West Med. Ctr. Proj.,
5.00%, 09/01/2008	200,000	206,460
Lorain Cnty., OH Hosp. RB, Catholic Healthcare Partners, 5.00%, 10/01/2009	1,850,000	1,955,450
Maryland Hlth. & Higher Ed. RB, Lifebridge Hlth., Ser. A, 5.00%, 07/01/2010	1,000,000	1,072,960
Medical Univ., SC Hosp. Facs. RB:
5.50%, 07/01/2007	1,000,000	1,064,260
Ser. A, 6.00%, 08/15/2012	1,950,000	2,277,522
Monroe Cnty., PA Hosp. Auth. RB, Pocono Med. Ctr. Proj., 5.50%, 01/01/2009	1,205,000	1,273,818
North Carolina Med. Care Commission Hosp. RB, Gaston Hlth. Care:
5.25%, 02/15/2009	2,215,000	2,352,839
5.25%, 02/15/2010	1,900,000	2,009,839
Royal Oak, MI Hosp. Fin. Auth. RB, William Beaumont Hosp., 6.25%, 01/01/2010	3,970,000	4,452,117
Tyler, TX Hlth. Facs. Dev. Corp. Hosp. RB, Mother Frances Hosp., 5.00%, 07/01/2009	3,630,000	3,835,385
West Orange, FL Healthcare Dist. RB, Ser. A, 5.50%, 02/01/2008	580,000	619,979
West Shore, PA Area Hosp. Auth. RB, Holy Spirit Hosp. Proj.:
4.90%, 01/01/2008	825,000	858,215
5.00%, 01/01/2009	965,000	1,012,314
[2]

EVERGREEN SHORT INTERMEDIATE MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS continued
February 28, 2005 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
HOSPITAL continued
Wisconsin Hlth. & Edl. Facs. Auth. RB, Wheaton Franciscan Svcs.:
5.00%, 08/15/2007	$1,000,000	$1,048,310
5.00%, 08/15/2008	1,430,000	1,512,883
5.75%, 08/15/2011	1,000,000	1,114,150

		53,485,816

HOUSING 7.8%
Brevard Cnty., FL Hlth. Facs. Auth. RB, Windover Oaks, Ser. A, 6.90%, 02/01/2027,
(Insd. by FNMA)	3,750,000	3,904,388
Escambia Cnty., FL SFHRB, Multi-Cnty. Program, Ser. A, 5.00%, 10/01/2012	1,390,000	1,446,253
Maine Hsg. Auth. RB, Ser. A-2, 4.55%, 11/15/2026	1,820,000	1,851,049
Massachusetts HFA RRB, Ser. B-1, 3.90%, 06/01/2010	1,230,000	1,245,953
Nevada Hsg. Div. SFHRB, Mtge. Sr. Notes:
Ser. A-2, 5.75%, 04/01/2032	700,000	701,281
Ser. C-2, 5.40%, 04/01/2031	810,000	817,987
New Mexico Mtge. Fin. Auth. RB, 6.25%, 07/01/2029, (Insd. by FNMA)	3,360,000	3,524,102
North Dakota HFA RB, Ser. A, 5.70%, 07/01/2030	1,500,000	1,524,675
Oklahoma HFA SFHRB:
Ser. B-1, 6.80%, 09/01/2016	245,000	246,482
Ser. B-2, 6.80%, 09/01/2026	730,000	734,694
Oklahoma HDA RB, Lease Purchase Proj., Ser. A, 5.10%, 11/01/2005	2,000,000	2,035,100
Oregon Hsg. & Cmnty. Svcs. Deposit RB, AMT Single Family Mtge. Program, Ser. A,
5.125%, 01/01/2029	2,500,000	2,633,425
Oregon Hsg. & Cmnty. Svcs. Dept. SFHRB, Ser. J, 4.70%, 07/01/2030	2,165,000	2,206,850
Pinellas Cnty., FL HFA RB, Multi-Cnty. Program, Ser. B, 6.20%, 09/01/2034	2,400,000	2,565,216
Sedgwick Cnty., KS SFHRB, 5.60%, 06/01/2028	2,715,000	2,873,447
South Dakota HDA RB, Ser. F, 5.25%, 05/01/2028	5,990,000	6,319,031
Tennessee HDA RB, Ser. 3-A, 5.125%, 07/01/2034	6,500,000	6,824,480
Wisconsin Hsg. & EDA RB, Ser. B, 5.75%, 03/01/2022	1,620,000	1,650,488

		43,104,901

INDUSTRIAL DEVELOPMENT REVENUE 6.8%
Bucks Cnty., PA IDA RB, Wst. Mgmt., Inc. Proj., 4.90%, 12/01/2022	1,000,000	1,029,340
Burke Cnty., GA Dev. Auth. PCRB, Vogtle Proj., FRNv:
1.95%, 10/01/2032	4,489,000	4,489,000
2.15%, 10/01/2032	4,730,000	4,730,000
Calhoun Cnty., TX IDA RB, Formosa Plastics Corp. Proj., FRN, 1.91%, 11/01/2015	6,000,000	6,000,000
Connecticut Dev. Auth. PCRB, 3.35%, 05/01/2031	2,750,000	2,738,422
Farmington, NM PCRB, El Paso Elec. Co. Proj., Ser. A, 6.375%, 06/01/2032	500,000	506,580
Forsyth, MT PCRB, Avista Corp., Ser. A, 5.00%, 10/01/2032, (Insd. by AMBAC)	2,400,000	2,561,952
Louisa, VA IDRB, VA Elec. & Pwr. Co., 5.25%, 12/01/2008	1,000,000	1,048,740
Maricopa Cnty., AZ PCRB, El Paso Elec. Co. Proj., Ser. A, 6.25%, 05/01/2037	1,500,000	1,520,565
Memphis-Shelby Cnty., TN Arpt. Auth. Spl. Facs. RB, Federal Express Corp., 5.00%, 09/01/2009	3,000,000	3,212,010
Polk Cnty., FL IDA RB, Cargill Fertilizer, Inc. Proj., 5.50%, 11/01/2009	2,000,000	2,154,920
Port Seattle, WA IDRB, Crowley Marine Svcs. Proj., FRN, 1.90%, 12/31/2021	4,000,000	4,000,000
Puerto Rico Muni. Fin. Agcy. RB, Ser. A, 4.50%, 08/01/2010, (Insd. by FSA)	3,500,000	3,743,425

		37,734,954

LEASE 1.3%
Louisiana Correctional Fac. Lease RRB, 5.00%, 12/15/2007	5,085,000	5,346,471
Michigan COP, New Ctr. Dev., Inc., 5.25%, 09/01/2009, (Insd. by MBIA)	1,500,000	1,636,035

		6,982,506

MISCELLANEOUS REVENUE 2.2%
Hodgkins, IL Env. Impt. RB, MBM Proj.:
5.50%, 11/01/2007	1,500,000	1,551,450
5.75%, 11/01/2009	1,945,000	1,994,909
Kansas Dev. Fin. Auth. RB, Roundhouse Proj., Ser. D, 4.00%, 04/01/2010	660,000	660,033
[3]

EVERGREEN SHORT INTERMEDIATE MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS continued
February 28, 2005 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
MISCELLANEOUS REVENUE continued
Michigan Muni. Bond Auth. RB, Local Govt. Loan Program, Ser. C, 5.00%, 05/01/2010	$1,000,000	$1,085,030
United Nations Dev. Corp. of NY RB, Sr. Lien, Ser. A, 5.25%, 07/01/2013	2,250,000	2,359,867
Vermont Muni. Bond Bank RRB, Ser. 2, 6.00%, 12/01/2006, (Insd. by AMBAC)	4,385,000	4,583,641

		12,234,930

PRE-REFUNDED 1.3%
Puerto Rico Tobacco Settlement RB, Children’s Trust Fund, 5.75%, 07/01/2020	700,000	749,952
Volusia Cnty., FL IDA RRB, First Mtge. Bishops Glen Proj., 7.50%, 11/01/2016	1,240,000	1,342,945
Washington Pub. Pwr. Supply Sys. RB:
Nuclear Proj. Number 1, Ser. B, 7.25%, 07/01/2009	3,410,000	3,800,494
Nuclear Proj. Number 2, Ser. A, 5.10%, 07/01/2010, (Insd. by FSA)	1,000,000	1,070,670

		6,964,061

PUBLIC FACILITIES 1.0%
Texas Pub. Fin. Auth. RRB, 5.00%, 02/01/2010	5,000,000	5,414,300

RESOURCE RECOVERY 3.2%
Amelia Cnty., VA IDA Solid Wst. Disposal RRB, Wst. Mgmt. Proj., 4.90%, 04/01/2027,
(Gtd. by Wst. Mgmt. Inc.)	2,000,000	2,002,960
Arkansas Dev. Fin. Auth. RB, Wst. Mgmt., Inc., 2.85%, 08/01/2021	1,000,000	998,460
California Pollution Ctl. Fin. Auth. Solid Wst. Disposal RB, USA Wst. Svcs., Inc. Proj., Ser. B,
5.00%, 06/01/2018	1,100,000	1,143,725
Cobb Cnty. GA Dev. Auth. Solid Wst. Disposal RB, GA Wst. Mgmt. Proj., Ser. A,
2.10%, 04/01/2033	1,750,000	1,748,425
Connecticut Resources Recovery RB, American Fuel Co., Ser. A, 5.50%, 11/15/2009	3,500,000	3,795,960
Hempstead Town, NY IDRB, America Fuel Proj., 5.00%, 12/01/2010	7,000,000	7,261,310
Michigan Strategic Fund Solid Wst. Disposal RRB, Ltd. Obl. Wst. Mgmt., 3.15%, 12/01/2013	1,000,000	998,950

		17,949,790

SALES TAX 1.3%
Illinois Sales Tax RB, Ser. Q, 6.00%, 06/15/2009	3,550,000	3,872,482
New Mexico Severance Tax RB, 5.00%, 07/01/2009	3,140,000	3,298,319

		7,170,801

SOLID WASTE 0.8%
California Pollution Ctl. Fin. Auth. RB, North Cnty. Recycling Ctr., Ser. A, 6.75%, 07/01/2011	500,000	554,140
Northeast, MD Wst. Disposal Auth. RRB, 5.50%, 04/01/2010, (Insd. by AMBAC)	3,500,000	3,829,735

		4,383,875

SPECIAL TAX 0.9%
Allegheny Cnty., PA Redev. Auth. RB, Waterfront Proj., Ser. A:
5.625%, 12/15/2005	425,000	432,047
5.75%, 12/15/2005	120,000	122,078
5.875%, 12/15/2010	2,530,000	2,803,468
Lewisville, TX Combination Contract RB, Spl. Assmt. Castle Hills Proj., Ser. 3, 4.125%, 05/01/2031,
(LOC: Bank of America Corp. & Wells Fargo Bank)	1,400,000	1,436,120

		4,793,713

STUDENT LOAN 3.2%
Alaska Student Loan Corp. RB, Ser. A, 5.30%, 07/01/2005	1,000,000	1,009,930
Colorado Student Obl. Auth. RB, Ser. B, 6.20%, 12/01/2008	4,025,000	4,117,495
Florida Edl. Loan Marketing Corp. RB, Ser. D2, FRN, 2.05%, 12/01/2038	8,000,000	8,000,000
New England Edl. Loan Marketing Corp. RB, 6.90%, 11/01/2009	2,500,000	2,692,550
New Mexico Edl. Assistance Foundation Student Loan RB, Ser. A-2, 5.85%, 11/01/2006	215,000	215,049
Panhandle Plains, TX Higher Ed. Auth., Inc. RRB, Ser. E, 5.55%, 03/01/2005	1,395,000	1,395,321

		17,430,345

[4]

EVERGREEN SHORT INTERMEDIATE MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS continued
February 28, 2005 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
TOBACCO REVENUE 5.5%
Tobacco Settlement Fin. Corp. of NJ RB, 5.00%, 06/01/2009	$1,000,000	$1,029,850
Tobacco Settlement Fin. Corp. of NY RB:
Ser. 1001, FRN, 1.96%, 06/01/2022	17,885,000	17,885,000
Ser. A-1:
5.00%, 06/01/2008	2,075,000	2,202,156
5.00%, 06/01/2011	1,500,000	1,544,040
Ser. B-1, 5.00%, 06/01/2008	5,000,000	5,306,400
Ser. C-1, 5.25%, 06/01/2013	2,000,000	2,130,280

		30,097,726

TRANSPORTATION 10.9%
E-470 Pub. Hwy. Auth. of Colorado RRB, Sr. Ser. C, 5.00%, 09/01/2011, (Insd. by MBIA)	7,250,000	7,696,455
Harris Cnty., TX RB, Toll Road Sr. Lien, Ser. B-2, 6.00%, 08/01/2010	5,000,000	5,690,150
Missouri Hwy. & Trans. Commission RB, Ser. A, 5.00%, 02/01/2014	5,000,000	5,441,350
New Jersey Hwy. Auth. RRB, Garden State Parkway, 5.625%, 01/01/2030	6,000,000	6,756,540
New Jersey Trans. Auth. RB, Ser. B, 5.25%, 12/15/2014	10,000,000	11,169,400
North Texas Thruway Auth. RRB, Ser. C, 5.00%, 01/01/2018, (Insd. by FSA)	3,000,000	3,202,110
Texas Tpke. Auth. RB, 5.00%, 06/01/2008	10,270,000	10,935,496
Virginia Cmnwlth. Trans. RB, U.S. Route 58 Corridor Dev. Proj., Ser. B, 5.00%, 05/15/2015	8,525,000	9,330,868

		60,222,369

UTILITY 2.5%
Conservation & Renewable Energy Sys. of Washington RRB, 5.00%, 10/01/2008	1,000,000	1,068,650
Escambia Cnty., FL PCRB, Gulf Power Co. Proj., FRN, 2.05%, 06/01/2023	4,075,000	4,075,000
Indianapolis, IN Gas Utility RRB, Distribution Sys., Ser. A, 5.25%, 08/15/2009, (Insd. by AMBAC)	5,000,000	5,362,350
Orlando, FL Util. Commission Wtr. & Elec. RRB, 5.00%, 10/01/2025	3,000,000	3,211,770

		13,717,770

WATER & SEWER 2.7%
Dallas, TX Wtrworks. & Swr. Sys. RRB, 5.50%, 10/01/2010	1,145,000	1,260,702
Fort Myers, FL Util. RRB, Ser. A, 5.00%, 10/01/2011	2,405,000	2,595,837
Gulf Coast Wst. Disp. Auth. RB, Texas Republic Wst. Svcs. Proj., 2.21%, 12/01/2034	10,000,000	10,000,000
Kannapolis, NC Wtr. & Swr. RB, Ser. B, 5.00%, 02/01/2010, (Insd. by FSA)	1,000,000	1,073,420

		14,929,959

Total Municipal Obligations (cost $532,417,772)		536,170,887

	Shares	Value

SHORT-TERM INVESTMENTS 1.5%
MUTUAL FUND SHARES 1.5%
Evergreen Institutional Municipal Money Market Fund ø (cost $8,267,846)	8,267,846	8,267,846

Total Investments (cost $540,685,618) 98.8%		544,438,733
Other Assets and Liabilities 1.2%		6,506,866

Net Assets 100.0%		$550,945,599

VRDN	Variable Rate Demand Note security which is payable on demand within seven calendar days after notice is given by the Fund to the issuer or other parties not affiliated with the issuer. Interest rates are determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. Interest rates presented for these securities are those in effect at February 28, 2005.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

[5]

EVERGREEN SHORT INTERMEDIATE MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS continued
February 28, 2005 (unaudited)
Summary of Abbreviations
AMBAC	American Municipal Bond Assurance Corp.
BAN	Bond Anticipation Note
CDA	Community Development Authority
COP	Certificates of Participation
EDA	Economic Development Authority
FGIC	Financial Guaranty Insurance Co.
FNMA	Federal National Mortgage Association
FRN	Floating Rate Note
FSA	Financial Security Assurance, Inc.
GO	General Obligation
HDA	Housing Development Authority
HFA	Housing Finance Authority
IDA	Industrial Development Authority
IDRB	Industrial Development Revenue Bond
LOC	Letter of Credit
MBIA	Municipal Bond Investors Assurance Corp.
PCRB	Pollution Control Revenue Bond
RB	Revenue Bond
RRB	Refunding Revenue Bond
SFHRB	Single Family Housing Revenue Bond
TAN	Tax Anticipation Note

On February 28, 2005, the aggregate cost of securities for federal income tax purposes was $540,685,618. The gross unrealized appreciation and depreciation on securities based on tax cost was $5,205,998 and $1,452,883, respectively, with a net unrealized appreciation of $3,753,115.

The following table shows the percent of total investments by geographic location as of February 28, 2005:

New York	13.4%
Texas	12.7%
Florida	6.8%
New Jersey	5.8%
Pennsylvania	5.2%
Kansas	4.3%
California	3.9%
Virginia	3.6%
Washington	3.4%
Georgia	2.9%
Tennessee	2.8%
Illinois	2.5%
Colorado	2.4%
Nevada	2.2%
Hawaii	2.0%
Wisconsin	2.0%
North Carolina	1.7%
Connecticut	1.6%
Michigan	1.5%
Missouri	1.4%
New Mexico	1.4%
Indiana	1.3%
Ohio	1.3%
District of Columbia	1.2%
Maryland	1.2%
South Dakota	1.2%
Louisiana	1.0%
Oregon	0.9%
Puerto Rico	0.8%
Vermont	0.8%
Massachusetts	0.7%
Nebraska	0.6%
Oklahoma	0.6%
South Carolina	0.6%
Arizona	0.5%
Montana	0.5%
Alabama	0.4%
Maine	0.3%
North Dakota	0.3%
Alaska	0.2%
Arkansas	0.2%
Non-state specific	1.9%

100.0%

[6]

EVERGREEN STRATEGIC MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS
February 28, 2005 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS 97.4%
AIRPORT 9.6%
Austin, TX Arpt. Sys. RB:
6.00%, 11/15/2010	$2,910,000	$3,033,729
6.125%, 11/15/2025	2,500,000	2,603,575
Broward Cnty., FL Arpt. Sys. RB, 5.25%, 10/01/2010, (Insd. by AMBAC) #	1,730,000	1,842,934
California Maritime Infrastructure Arpt. RB, 5.375%, 11/01/2012	1,000,000	1,036,730
Chicago, IL O'Hare Intl. Arpt. RB, Ser. A:
5.625%, 01/01/2012	3,000,000	3,131,340
5.625%, 01/01/2015	5,000,000	5,213,750
Passenger Fac., 5.625%, 01/01/2013	1,000,000	1,043,780
Dade Cnty., FL Aviation RB, Ser. A, 5.75%, 10/01/2015	2,000,000	2,113,280
Dallas-Forth Worth, TX Regl. Arpt. RB, 6.00%, 11/01/2010	250,000	250,782
Denver, CO City & Cnty. Arpt. RB, Ser. B, 5.75%, 11/15/2017, (Insd. by MBIA)	1,835,000	1,900,876
Florida Ports Fin. Comm. RB, 5.375%, 06/01/2016, (Insd. by MBIA)	1,000,000	1,054,100
Houston, TX Arpt. Sys. RB:
Continental Airlines, Inc., Ser. E, 6.75%, 07/01/2029 •	3,000,000	2,514,540
Ser. A, 5.875%, 07/01/2012	1,000,000	1,103,980
Ser. A, 6.00%, 07/01/2014	5,030,000	5,481,141
Indiana Trans. Fin. Arpt. Facs. RB, Ser. A, FRN 2.50%, 11/01/2018	5,425,000	5,425,000
Massachusetts Port Auth. RB, US Airways Proj.:
5.25%, 09/01/2011	1,480,000	1,550,522
5.25%, 09/01/2012	1,535,000	1,608,910
5.25%, 09/01/2013	1,610,000	1,688,327
5.75%, 09/01/2016	2,500,000	2,588,475
5.875%, 09/01/2023	5,500,000	5,761,360
6.00%, 09/01/2021	1,200,000	1,246,692
New Jersey EDA RB, Continental Airlines, Inc. Proj., 6.25%, 09/15/2029 •	2,000,000	1,586,920
New York, NY IDA RB, Japan Airlines Co. Proj., 6.00%, 11/01/2015	485,000	504,167
Northwest Arizona Regl. Arpt. Auth. RB, 7.625%, 02/01/2027	3,300,000	3,747,447
Phoenix, AZ Civic Impt. Corp. Arpt. RB, 5.50%, 07/01/2010, (Insd. by FGIC)	450,000	473,049
Port Auth. NY & NJ Spl. Obl. RB:
Continental Airlines & US Airways, 9.00%, 12/01/2006	120,000	121,200
JFK Intl. Air Terminal LLC, 6.25%, 12/01/2009	7,500,000	8,396,325
Ser.119, 5.00%, 09/15/2007	8,550,000	8,910,554
San Francisco, CA Intl. Arpt. RB Second Ser., Issue 6, 5.80%, 05/01/2005	160,000	160,989

		76,094,474

CAPITAL IMPROVEMENTS 0.3%
Morris Cnty., NJ Impt. Auth. RB:
5.00%, 08/15/2005	1,070,000	1,083,814
5.00%, 08/15/2006	1,105,000	1,144,879

		2,228,693

COMMUNITY DEVELOPMENT DISTRICT 0.4%
Crossings at Fleming Island, FL RB, Country Place Hlth. Ctr., Inc. Proj., Ser. 1996A,
5.60%, 05/01/2012	2,000,000	2,246,360
Gibson Cnty., IN Redev. Auth. Econ. Dev. Lease RB, Ser. A, 5.60%, 02/01/2017, (Insd. by MBIA)	900,000	945,072

		3,191,432

CONTINUING CARE RETIREMENT COMMUNITY 1.8%
Albuquerque, NM Hlth. Care Sys. RB, Lovelace Med. Foundation Proj., 12.00%, 03/01/2011	120,000	120,946
Allegany Cnty., MD IDRB, Moran Manor Care Ctr., 12.45%, 02/01/2027	880,000	1,051,415
Brevard, NC Hsg. Auth. RB, Ascend Healthcare, Inc., 7.50%, 03/01/2028 •	500,000	237,845
California CDA COP, Eskaton Properties, Inc., 4.75%, 05/15/2029	100,000	100,000
Charlotte, NC Hsg. Auth. RB, Ascend Healthcare, Inc., 7.50%, 03/01/2028 •	500,000	245,000
Clarion Cnty., PA IDA RRB, Beverly Enterprises, Inc., 5.875%, 05/01/2007	375,000	370,650
Clarksville, IN RB, Retirement Hsg. Foundation, 4.49%, 12/01/2025	150,000	150,000
Columbia Cnty., PA IDA RB, Orangeville Nursing Ctr. Associates, 9.00%, 12/01/2012	400,000	397,948
Crossville, TN Hlth. & Ed. Board RB, Century Place Hlth. Ctr., Inc. Proj., Ser. A, 7.75%, 06/01/2013	500,000	500,620
[1]

EVERGREEN STRATEGIC MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS continued
February 28, 2005 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
CONTINUING CARE RETIREMENT COMMUNITY continued
Farmington Hills, MI EDA RB, Botsford Continuing Care, Ser. A, 5.75%, 02/15/2025	$385,000	$393,501
Gainesville, GA Redev. Auth. RB, First Mtge. Autumn Breeze, Ser. A, 8.00%, 04/01/2026 •	200,000	133,512
Kanawha Cnty., WV IDRB, Beverly Enterprises, Inc., 5.50%, 11/01/2008	235,000	225,121
Kentucky EDFA RRB, Retirement Hsg. Foundation, 5.00%, 12/01/2028	150,000	150,000
Massachusetts Hlth. & Edl. Facs. Auth. RB, 7.20%, 07/01/2009	20,000	20,007
New York Med. Care Facs. Fin. Agcy. RB, Long Term Hlth. Care, Ser. B, 7.375%, 11/01/2011	1,100,000	1,138,830
Piedmont, NC HDA First Mtge. RRB, Nash Grove Manor, Inc., 8.00%, 01/01/2013	500,000	500,810
San Antonio, TX Hlth. Facs. RB, Beverly Enterprises, Inc., 8.25%, 12/01/2019	1,250,000	1,257,187
Savannah, GA EDA RB, First Mtge. Coastal Care Resources, 7.75%, 09/01/2027 •	1,000,000	503,640
South Carolina Jobs Econ. RB, Ebenezer Nursing, 6.90%, 12/20/2036	2,300,000	2,582,210
Washington Non-Profit Hsg. Auth. RB, Horizon House Proj., Ser. A, 6.00%, 07/01/2017	3,700,000	3,859,137
Wataga, IL Hlth. Facs. RB, First Humanics Corp., 10.00%, 09/01/2016 •	1,000,000	482,500
Wisconsin Hlth. & Ed. Facs. Auth. RB, RFDF, Inc., 7.375%, 07/15/2027 •	1,595,000	142,274

		14,563,153

EDUCATION 4.7%
Alaska Student Loan Corp. RB, Ser. A:
5.55%, 07/01/2010, (Insd. by AMBAC)	1,455,000	1,536,204
5.60%, 07/01/2011, (Insd. by AMBAC)	1,810,000	1,913,043
Botkins, OH Sch. Dist. RB, Ser. A, 7.20%, 12/01/2009	215,000	215,948
California Edl. Facs. Auth. RB, College of Osteopathic, 5.75%, 06/01/2018	1,680,000	1,726,637
California Univ. & College Hsg. Sys. RRB:
5.80%, 11/01/2017	4,000,000	4,162,520
5.90%, 11/01/2021	2,000,000	2,084,080
Clemson Univ., SC COP, 6.90%, 12/01/2007	60,000	61,746
Florida Agriculture & Mechanical RB, 6.50%, 07/01/2023	445,000	446,544
Hammond, IN Sch. Bldg. Corp. RB, 6.125%, 07/15/2019, (Insd. by MBIA)	1,360,000	1,473,492
Indiana Edl. Fac. Auth. RB, Rose Hulman Institute Proj., 5.50%, 06/01/2011, (Insd. by MBIA)	415,000	426,674
Leander, TX Independent Sch. Dist. GO, 0.00%, 08/15/2028 ¤	22,055,000	5,417,370
Los Angeles, CA Unified Sch. Dist. RB, Ser. A, 4.75%, 04/01/2013	300,000	300,750
Massachusetts Edl. Fin. Auth. RB, 4.875%, 01/01/2011	405,000	411,488
Midlothian, TX Independent Sch. Dist. RB, 0.00%, 02/15/2018 ¤	300,000	142,734
Missouri Sch. Board Assn. COP, 7.375%, 03/01/2006	65,000	66,659
Morris Cnty., NJ Impt. Auth. Sch. Dist. RB, 3.125%, 10/01/2006	1,115,000	1,127,533
Richland Sch. Dist. of WI RB, 4.875%, 04/01/2007, (Insd. by FGIC)	1,785,000	1,831,696
Waco, TX Edl. Fin. Corp. RB, Baylor Univ., Ser. B, FRN 1.89%, 02/01/2032	10,000,000	10,000,000
Wayland, MI Union Sch. Dist. RB, 6.25%, 05/01/2014	1,000,000	1,017,160
Webb City, MO Sch. Dist. R-VII Fac. Leasehold RB, 5.625%, 08/01/2016, (Insd. by FSA)	250,000	260,292
West Ottawa, MI Pub. Sch. Dist. RB, 0.00%, 05/01/2015 ¤	3,500,000	1,711,360
Wyandotte Cnty., KS Unified Sch. Dist. No. 500 COP, 4.50%, 12/01/2007, (Insd. by FSA)	1,200,000	1,237,188

		37,571,118

ELECTRIC REVENUE 1.7%
Illinois Dev. Fin. Auth. PCRB, Pwr. TCRS, 7.375%, 07/01/2021, (Insd. by AMBAC)	7,275,000	7,880,935
Lehigh Cnty., PA IDA PCRB, Pennsylvania Pwr. & Light Co. Proj., Ser. A, 6.15%, 08/01/2029	345,000	356,730
New Jersey EDA PCRB, NJ Pub. Svc. & Gas, Ser. A, 6.40%, 05/01/2032, (Insd. by MBIA)	200,000	206,540
North Carolina Eastern Muni. Pwr. Agcy. Pwr. Sys. RB, Ser. A, 5.70%, 01/01/2013, (Insd. by MBIA)	2,430,000	2,605,446
Northampton Cnty., PA IDA RB, Metro Edison Co., 6.10%, 07/15/2021	365,000	376,618
San Antonio, TX Elec. & Gas RB, 5.00%, 02/01/2017	100,000	109,766
St. Charles Parish, LA PCRB, LA Pwr. & Light Co., 7.50%, 06/01/2021	1,500,000	1,550,250
Tulsa, OK Pub. Facs. Auth. Solid Wst. RB, Ogden Martin Sys., Inc. Proj., 6.95%, 05/01/2007	270,000	276,844

		13,363,129

GENERAL OBLIGATION – LOCAL 7.9%
Austin, TX Independent Sch. Dist. GO, 5.60%, 08/01/2009	745,000	777,259
Clark Cnty., NV Sch. Dist. Bldg. & Renovation GO:
5.90%, 06/15/2011	19,000,000	20,007,950
6.50%, 06/15/2006	1,000,000	1,049,500
[2]

EVERGREEN STRATEGIC MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS continued
February 28, 2005 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
GENERAL OBLIGATION – LOCAL continued
Detroit, MI City Sch. Dist. Bldg. & Renovation GO, Ser. A, 5.70%, 05/01/2025	$2,000,000	$2,113,140
District of Columbia ARS GO, Sub-Ser. C3, FRN 1.80%, 06/01/2034	14,900,000	14,900,000
District of Columbia GO, 5.75%, 06/01/2007	405,000	408,596
Fontana, CA Unified Sch. Dist. GO, Ser. C, 6.25%, 05/01/2012	2,540,000	2,779,293
Gwinnett Cnty., GA Sch. Dist. GO, 5.375%, 02/01/2009	1,400,000	1,403,024
Jenks Township, PA GO, Ser. A, 2.00%, 07/01/2005	175,000	174,687
Le Mars, IA GO, Ser. A, 5.60%, 06/01/2008	390,000	393,229
Maricopa Cnty., AZ Sch. Dist. 210 GO, 5.50%, 07/01/2017	2,000,000	2,098,220
Mentor, OH GO, 7.15%, 12/01/2011	500,000	535,100
Midland, MI GO, Ser. II, 6.00%, 10/01/2005	400,000	405,364
Milwaukee, WI GO, Ser. K, 5.00%, 06/15/2010	1,500,000	1,605,390
New York, NY GO:
5.75%, 08/01/2014	75,000	75,776
Ser. F, 5.125%, 08/01/2013, (Insd. by MBIA)	2,675,000	2,850,748
Orleans Parish, LA Sch. Board GO, 0.00%, 02/01/2008 ¤	120,000	102,338
Washington, MD Suburban Dist. GO:
3.00%, 06/01/2005	8,735,000	8,754,479
4.00%, 06/01/2005	2,000,000	2,009,580
Wichita, KA GO, 5.65%, 09/01/2008	300,000	300,909

		62,744,582

GENERAL OBLIGATION – STATE 11.2%
California GO, 6.25%, 10/01/2019	15,000	15,004
Connecticut GO:
5.65%, 03/15/2012	270,000	272,840
Ser. C, 6.50%, 11/01/2007	1,000,000	1,074,760
Delaware GO, Ser. A, 4.50%, 08/01/2006	13,500,000	13,885,020
Illinois GO, 5.50%, 07/01/2011	200,000	206,132
Massachusetts GO, 5.25%, 01/01/2013	10,000,000	10,336,300
Massachusetts Hsg. Fin. Rental Mtge. GO, Ser. H, 6.65%, 07/01/2041	2,000,000	2,140,100
Minnesota GO:
4.00%, 08/01/2005	15,230,000	15,346,510
5.50%, 08/01/2009	2,000,000	2,027,820
New York GO, Ser. C, 5.375%, 10/01/2011	1,000,000	1,027,570
North Carolina GO, 5.00%, 05/01/2006	10,000,000	10,298,400
Ohio GO:
5.05%, 08/01/2010	2,745,000	2,805,088
6.20%, 08/01/2011	4,500,000	4,665,015
Pennsylvania GO, 5.375%, 05/15/2015	1,000,000	1,049,190
South Carolina GO, Ser. B, 5.00%, 08/01/2006	8,300,000	8,552,984
Washington GO:
5.25%, 09/01/2005	7,300,000	7,407,675
Ser. 96-A, 5.75%, 07/01/2013	7,190,000	7,277,071
Wisconsin GO, 6.10%, 05/01/2014	450,000	451,386

		88,838,865

HOSPITAL 10.3%
Allegheny Cnty., PA Hosp. Dev. Auth. RB, West PA Allegheny Hlth., 9.25%, 11/15/2030	2,000,000	2,313,460
Birmingham Carraway, AL Special RB, Methodist Hlth. Sys., Ser. A, 5.875%, 08/15/2015	700,000	722,134
California Hlth. Facs. Fin. Auth. RB:
Asian Cmnty. Ctr., 6.25%, 09/01/2015	250,000	250,647
Ser. B, 7.20%, 01/01/2012	115,000	116,564
Chattanooga Hamilton Cnty., TN RB, Erlanger Hlth. Sys., SAVRS:
2.00%, 10/01/2023	6,500,000	6,500,000
2.00%, 10/01/2025	12,400,000	12,400,000
[3]

EVERGREEN STRATEGIC MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS continued
February 28, 2005 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
HOSPITAL continued
Connecticut Hlth. & Ed. Facs. RB:
Bridgeport Hosp., Ser. A, 6.625%, 07/01/2018	$200,000	$200,658
Ser. A, 5.75%, 07/01/2016	1,485,000	1,569,422
Dade Cnty., FL Hlth. Facs. Hosp. RB, Baptist Hosp. Miami Proj., 5.25%, 05/15/2013	4,550,000	4,576,890
Escambia Cnty., FL Hlth. Facs. Auth. RB, 5.95%, 07/01/2020	7,550,000	7,645,734
Hawaii Dept. of Budget & Fin. RRB, St. Francis Med. Ctr., 6.50%, 07/01/2022	3,000,000	3,009,870
Huntington Cnty., PA Hosp. Auth. RB, JC Blair Memorial Hosp., 7.875%, 08/01/2011	885,000	904,691
Jefferson Parish, LA Hosp. Dist. 2 RB, 5.25%, 12/01/2015	415,000	422,960
Jonesboro, AK Residential Hsg. & Hlth. Care Facs. Board House RB, St. Bernard’s Hosp., Inc.,
5.90%, 07/01/2016, (Insd. by AMBAC)	1,950,000	2,064,719
Langhorne, PA Hosp. Auth. RB, Franciscan Hlth., Ser. A, 7.00%, 06/15/2015	405,000	418,041
Lehigh Cnty., PA General Purpose Auth. RB, Lehigh Valley Hosp., Inc., Ser. A, 6.00%, 07/01/2025	1,000,000	1,022,640
Louisiana Pub. Facs. Auth. Hosp. RB, Alton Ochsner Med. Foundation, 5.75%, 05/15/2011	80,000	87,214
Lucas Cnty., OH Hosp. Auth. RB:
5.75%, 11/15/2011	750,000	801,300
Promedica Healthcare Obl., 5.75%, 11/15/2009	2,500,000	2,654,025
Madison Cnty., IN Hosp. Auth. Facs. RB, Ser. A, 8.00%, 01/01/2014	1,585,000	1,637,226
Massachusetts Hlth. & Edl. Facs. Auth. RB, Newton-Wellesley Hosp., 6.00%, 07/01/2025	7,250,000	7,468,153
Mississippi Hosp. Equip. & Facs. RB:
Baptist Med. Ctr.:
3.00%, 09/01/2018	5,000,000	5,009,550
6.50%, 05/01/2010	1,000,000	1,026,990
Rush Med. Foundation:
6.40%, 01/01/2007	110,000	113,720
6.70%, 01/01/2018	940,000	943,252
New Jersey Hlth. Care Facs. RB, St. Joseph Hosp. & Med. Ctr., 5.75%, 07/01/2016	3,390,000	3,566,077
New Mexico Hosp. Equipment Med. Ctr. Proj., 6.40%, 06/01/2009	400,000	425,076
Norfolk, VA IDA RB, DePaul Med. Ctr., 6.50%, 12/01/2007	1,300,000	1,312,467
Oklahoma Dev. Fin. Auth. RB, Hillcrest Med. Ctr., 5.625%, 08/15/2019	165,000	182,987
Orange Cnty., FL Hlth. Facs. Auth. RB, Ser. A, 6.00%, 11/01/2024	300,000	300,843
Peninsula Port Auth., VA Hosp. Facs. RRB, Whittaker Mem. Hosp., 8.70%, 08/01/2023	495,000	592,391
Philadelphia, PA Hosp. & Higher Ed. Facs. RB, 6.15%, 07/01/2005	2,100,000	2,127,531
Saint Mary, PA Hosp. Auth. RB, Ser. A, 5.00%, 12/01/2006	1,645,000	1,712,659
Scranton-Lackawanna, PA Hlth. & Welfare Auth. RB, Marian Cmnty. Hosp. Proj., 6.50%, 01/15/2007	660,000	688,248
South Miami, FL Hlth. Facs. RB, Baptist Hlth. Sys. Corp., 5.375%, 10/01/2016	3,000,000	3,092,940
Suffolk Cnty., NY IDA Civic Facs. RB, Huntington Hosp. Proj., Ser. C:
4.70%, 11/01/2009	380,000	396,872
4.90%, 11/01/2010	400,000	421,312
5.00%, 11/01/2011	420,000	445,557
5.10%, 11/01/2012	440,000	468,697
Tarrant, Cnty., TX Hlth. Facs. RB, Adventist Hlth. Sys., 6.125%, 11/15/2022	240,000	241,704
Washington Cnty., OK Med. Auth. RB, J. Phillips Hosp., 6.125%, 11/01/2014	1,060,000	1,063,487
Westmoreland Cnty., PA IDRB, Westmoreland Hosp., 6.00%, 07/01/2022	535,000	540,896
Wichita, KS RB, CSJ Hlth. Sys., 7.20%, 10/01/2015	130,000	153,868

		81,613,472

HOUSING 4.1%
Alaska Hsg. Fin. Corp. RB, 6.00%, 06/01/2027	2,000,000	2,083,480
Austin, TX Hsg. Fin. Corp. SFHRB, 0.00%, 02/01/2016 ¤	3,008,955	221,670
Battery Park, NY City Auth. RB, 10.00%, 06/01/2023 (Insd. by FHA)	280,000	283,674
Bryan Cnty., OK EDA SFHRB, 8.60%, 07/01/2010	270,000	231,765
Burnsville, MN MHRB, Summit Park Apts., 5.75%, 07/01/2011	695,000	701,825
Colorado HFA RB, Ser. B2, 7.00%, 05/01/2026	220,000	221,298
Cook Cnty., IL SFHRB, 0.00%, 07/01/2015 ¤	20,000	3,687
Corpus Christi, TX HFA SFHRB, Ser. A, 7.70%, 07/01/2011	65,000	65,173
De Kalb Cnty., GA MHRB, Bryton Hills Apts., 5.00%, 09/01/2011	865,000	909,729
[4]

EVERGREEN STRATEGIC MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS continued
February 28, 2005 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
HOUSING continued
Delaware Hsg. Auth. RB, Ser. A:
5.20%, 07/01/2006	$150,000	$150,840
6.00%, 07/01/2018	270,000	272,095
District of Columbia HFA RB:
7.75%, 09/01/2016	137,500	137,849
King Sr. Ctr., Ser. C, 2.25%, 06/01/2006	515,000	510,370
Duval Cnty., FL SFHRB, 6.30%, 06/01/2029	510,000	526,488
Florida HFA RB:
0.00%, 12/01/2029, (Insd. by FSA) ¤	5,545,000	1,209,919
0.00%, 07/01/2030, (Insd. by FSA) ¤	5,305,000	950,285
Franklin Cnty., OH MHRB, Tuttle Park, Ser. A, 6.50%, 03/01/2026	485,000	518,557
Idaho Hsg. Agcy. RB, 6.85%, 07/01/2024	10,000	10,016
Indiana HFA RB, 6.80%, 01/01/2017	515,000	516,015
Lake Charles, LA Non-Profit Hsg. RB, Chateau Proj., Ser. A, 7.875%, 02/15/2025	2,350,000	2,445,880
Leon Cnty., FL HFA SFHRB, Multi-Cnty. Proj., Ser. B, 6.25%, 07/01/2019, (Insd. by GNMA)	90,000	93,169
Loma Linda, CA MHRB, Redlands, Inc. Proj., 7.375%, 06/01/2009	700,000	706,769
Los Angeles, CA MHRB:
8.10%, 05/01/2017, (Insd. by GNMA)	15,000	15,220
Earthquake Rehab. Proj., Ser. B, 5.85%, 12/01/2027	3,820,000	3,954,808
Massachusetts HFA RB:
6.375%, 04/01/2021	5,000	5,008
Ser. A, 6.15%, 10/01/2015, (Insd. by AMBAC)	5,000	5,008
Massachusetts HFA SFHRB, Ser. 41, 6.30%, 12/01/2014	740,000	758,182
Minnesota HFA RB, 6.50%, 01/01/2026	555,000	556,360
Missouri Hsg. Dev. Commission RB:
7.00%, 09/15/2021	50,000	50,593
7.00%, 09/15/2022, (Insd. by FHA)	100,000	101,090
Ser. B, 0.00%, 09/01/2012, (Insd. by FHA) ¤	405,000	239,161
Nevada Hsg. Division RB, 7.75%, 04/01/2022	35,000	35,071
New Orleans, LA Hsg. Dev. Corp. RB, Tulane Ave. Proj., 7.875%, 06/01/2010	225,000	226,543
New York Peregrines Landing LLC Fac. RB, Ser. A, 3.25%, 05/20/2044, (Insd. by GNMA)	6,000,000	6,561,060
North Carolina Hsg. Fin. & Dev. Auth. SFHRB, Ser. HH, 6.20%, 03/01/2018	530,000	546,790
Odessa, TX Hsg. Fin. Corp. RB, 0.00%, 06/01/2012 ¤	450,000	341,365
Ohio HFA SFHRB, 0.00% 01/15/2015 ¤	25,000	9,541
Oklahoma HFA SFHRB, 0.00%, 09/01/2030 ¤	1,080,000	222,026
Pinellas Cnty., FL HFA SFHRB:
6.25%, 10/01/2025	135,000	136,199
Multi-Cnty. Proj., Ser. A, 6.25%, 08/01/2012, (Insd. by FNMA & GNMA)	355,000	362,398
Rhode Island Hsg. & Mtge. Fin. RB:
6.50%, 04/01/2027	25,000	25,033
7.55%, 10/01/2022	25,000	25,030
San Francisco, CA City & Cnty. Redev. Agcy. Mtge. RB, 6.85%, 07/01/2024	3,150,000	3,158,001
St. Louis Cnty., MO MHRB, 5.50%, 09/20/2016	200,000	208,406
Tampa, FL Home Mtge. RB, 0.00%, 10/01/2014, (Insd. by FHA) ¤	725,000	171,376
Texas Dept. Hsg. & Cmnty. RB, Ser. A, 6.20%, 07/01/2019	285,000	304,745
Utah HFA RB, RHA Cmnty. Svcs. Proj., Ser. A, 6.875%, 07/01/2027	985,000	962,375
Washington Hsg. Fin. Commission RB, 5.20%, 12/01/2008	70,000	70,298
Wisconsin Hsg. & EDA RB, 6.85%, 11/01/2012	55,000	55,100
Wood Glen, TX Hsg. Fin. Corp. Mtge. RB, Copperwood Proj., Ser. A, 7.65%, 07/01/2022	1,000,000	1,002,230

		32,879,570

INDUSTRIAL DEVELOPMENT REVENUE 17.1%
Beaver Cnty., PA PCRB, Toledo Edison Co., 7.625%, 05/01/2020	2,900,000	2,984,390
California PCRB, Southern CA Edison Co.:
6.00%, 07/01/2027	1,320,000	1,331,167
6.40%, 12/01/2024	23,500,000	23,807,860
[5]

EVERGREEN STRATEGIC MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS continued
February 28, 2005 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
INDUSTRIAL DEVELOPMENT REVENUE continued
Casa Grande, AZ IDA RB, Holiday Inn, 8.25%, 12/01/2015	$905,000	$757,069
Clark Cnty., NV IDRB, Sierra Pacific Resources:
6.60%, 06/01/2019	4,460,000	4,461,606
6.70%, 06/01/2022	14,945,000	15,215,803
7.20%, 10/01/2022	1,500,000	1,545,000
Farmington, NM PCRB, Southern CA Edison Co.:
5.875%, 06/01/2023	5,300,000	5,347,488
7.20%, 04/01/2021	1,150,000	1,203,245
Humbolt Cnty., NV PCRB, Sierra Pacific Resources, 6.55%, 10/01/2013	2,500,000	2,622,750
Humphreys Cnty., TN IDRB, E.I. DuPont De Nemours Corp., 6.70%, 05/01/2024	9,500,000	9,716,220
Illinois Dev. Fin. Auth. PCRRB:
Edison Co. Proj., Ser. D, 6.75%, 03/01/2015, (Insd. by AMBAC)	3,400,000	3,477,690
IL Pwr. Co. Proj., Ser. A, 7.375%, 07/01/2021	5,000,000	5,401,150
Kanawha Cnty., WV IDRB, Union Carbide, 8.00%, 08/01/2020	1,930,000	1,932,683
Liberty Cnty., GA IDA RB, Leconte Properties, Inc., Proj., 7.875%, 12/01/2014	200,000	184,754
Maricopa Cnty., AZ IDRB:
6.50%, 10/01/2025	3,200,000	3,342,176
6.625%, 07/01/2026	2,500,000	2,679,325
Maryland Indl. Fin. Auth. EDRB, 7.125%, 07/01/2006	15,000	15,061
McKean Cnty., PA IDA RB, Corning Glass Works Proj., 7.75%, 06/01/2005	200,000	202,476
Mercer Cnty., ND PCRB, MDU Resources Group Dakota Util. Proj., 6.65%, 06/01/2022	1,000,000	1,003,510
Mercer Cnty., PA IDA RB, Kroger Co., 13.00%, 06/01/2007	505,000	522,332
Mississippi Business Fin. Corp. RB, E.I. DuPont De Nemours Corp., 7.15%, 05/01/2016	150,000	153,825
New Jersey EDA RB:
Dwight-Englewood Sch. Issue, 6.30%, 06/01/2015	1,755,000	1,804,544
Holt Hauling & Warehousing, 8.40%, 12/15/2015 •	1,000,000	798,220
Pleasants Cnty., WV PCRB:
6.15%, 05/01/2015	10,000,000	10,335,600
Monongahela Power Co., Ser. C, 6.15%, 05/01/2015, (Insd. by AMBAC)	4,000,000	4,134,240
Prince Georges Cnty., MD PCRB, Potomac Elec. Pwr. Co., 6.00%, 09/01/2022	390,000	390,519
Salem Cnty., NJ PCRB, E.I. DuPont De Nemours Corp., Ser. A, 6.50%, 11/15/2021	1,150,000	1,175,541
San Diego, CA IDRRB:
San Diego Gen. Elec., 5.90%, 09/01/2018	575,000	582,187
Ser. A, 5.90%, 06/01/2018, (Insd. by AMBAC)	270,000	274,117
South Charleston, WV IDRB, Union Carbide, 8.00%, 08/01/2020	3,230,000	3,234,490
South Dakota EDFA RB, 4.95%, 04/01/2009	500,000	515,760
St. Paul, MN Port Auth. IDA Lottery RB:
Ser. K, 9.50%, 12/01/2014, (Insd. by FGIC)	180,000	185,132
Ser. N, 10.00%, 12/01/2014, (Insd. by FGIC)	190,000	193,771
West Feliciana Parish, LA PCRB, Energy Gulf States:
7.70%, 12/01/2014	2,725,000	2,801,709
9.00%, 05/01/2015	15,450,000	16,241,812
West Jordan, UT IDRRB, Boise Cascade Corp., 6.20%, 07/15/2007	1,130,000	1,135,627
Wood Cnty., OH IDRB, Schutz Container Sys. Proj., Ser. A, 7.125%, 06/01/2013	3,405,000	3,826,199
York Cnty., PA IDA RB, 6.45%, 10/01/2019	440,000	450,260

		135,987,287

LEASE 2.3%
Los Angeles Cnty., CA Pub. Works, Ser. A, 5.125%, 06/01/2017, (Insd. by AMBAC)	6,865,000	7,122,643
Lycoming Cnty., PA Hosp. Auth. RB, Divine Province Hosp., Ser. E, 6.50%, 07/01/2022	115,000	115,344
Prince William Cnty., VA Lease COP, 5.50%, 12/01/2010, (Insd. by MBIA)	1,680,000	1,752,307
St. Louis, MO Muni. Fin. Corp. RB, 0.00%, 07/15/2014, (Insd. by AMBAC) ¤	1,500,000	929,505
Utah Building Ownership Auth. RB, 5.625%, 05/15/2013	2,000,000	2,046,820
Virginia Pub. Bldg. Auth. RB, Ser. A, 5.00%, 08/01/2011	6,480,000	6,617,117

		18,583,736

[6]

EVERGREEN STRATEGIC MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS continued
February 28, 2005 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
MISCELLANEOUS REVENUE 3.2%
Alameda Cnty., CA COP, Fin. Proj., 6.00%, 09/01/2021	$3,320,000	$3,546,524
Brunswick Cnty., VA Lease RB, 5.75%, 07/01/2012	2,000,000	2,124,120
Gulf Breeze, FL Local Govt. RB, FRN, 1.86%, 12/01/2015	240,000	240,000
Harrisburg, PA Auth. RB, Pooled Bond Prog., Ser. I, 5.60%, 04/01/2011	1,000,000	1,053,400
Lewis & Clark Cnty., MT Env. RB, Asarco, Inc., 5.85%, 10/01/2033	300,000	279,195
Los Angeles Cnty., CA Pub. Works Financing Lease RB, 5.25%, 12/01/2016, (Insd. by MBIA)	315,000	318,692
Los Angeles, CA COP, 5.40%, 12/01/2010	1,140,000	1,165,901
Maine Muni. Bond Bank RB, 5.85%, 11/01/2020	360,000	362,844
Michigan Muni. Bond Auth. RB, 8.625%, 11/01/2016	375,000	387,637
Montana Board of Investment RB, Workers Compensation Prog., 6.875%, 06/01/2011	2,800,000	3,100,496
Southwest Virginia Regl. Jail Auth. RB, 3.00%, 09/01/2006	3,000,000	3,008,910
Washoe Cnty., NV Gas Facs. RB, 6.55%, 09/01/2020	3,000,000	3,052,500
Wyoming Farm Loan Board RB, 6.10%, 04/01/2024	5,000,000	5,118,200
Yuma Cnty., AZ Jail Dist. RB, 5.15%, 07/01/2007, (Insd. by AMBAC)	1,245,000	1,269,302

		25,027,721

PORT AUTHORITY 0.0%
Hillsborough Cnty., FL Port Auth. Dist. RB, 5.75%, 06/01/2013	250,000	256,850

POWER 0.8%
M-S-R Pub. Pwr. Agcy., CA San Juan Proj. RB, 6.00%, 07/01/2022	605,000	614,196
Southern California Pub. Pwr. Auth. Proj. RB, 5.00%, 07/01/2017	480,000	481,176
Utah Intermountain Pwr. Agcy. RB, 5.00%, 07/01/2013	2,410,000	2,415,904
Washington Pub. Pwr. Supply Sys. Nuclear Prog. No. 2 RRB, Ser. A, 7.25%, 07/01/2006	2,705,000	2,873,738

		6,385,014

PUBLIC FACILITIES 0.6%
Austin, TX Convention Enterprise, RB:
6.60%, 01/01/2021	2,000,000	2,125,880
6.70%, 01/01/2028	500,000	533,955
Lake Villa, IL Pub. Library Dist. RB, 5.60%, 01/01/2012	500,000	513,445
New Orleans, LA Exhibit Hall Hotel RB, 0.00%, 07/15/2006 ¤	625,000	579,931
St. Charles, IL Park Dist. RB, 4.80%, 12/01/2010	425,000	436,458
West Jefferson, AL Amusement & Pub. Park Auth. RB, Visionland, Alabama Proj.,
7.50%, 12/01/2008	505,000	537,012

		4,726,681

RESOURCE RECOVERY 1.4%
California Inland Empire Solid Wst. Auth. RB, 6.00%, 02/01/2006	1,000,000	1,031,310
Charleston Cnty., SC Resource Recovery RB, Foster Wheeler Corp., 5.10%, 01/01/2008,
(Insd. by AMBAC)	500,000	527,820
Connecticut Solid Wst. Disposal Facs. Dev. Auth. RB, Pfizer, Inc. Proj., 7.00%, 07/01/2025	7,000,000	7,243,390
Dade Cnty., FL Resources Recovery RB, 5.50%, 10/01/2013	200,000	211,072
Maine Regl. Wst. Sys. RB, Ser. P, 6.25%, 07/01/2010	1,000,000	1,033,300
Pasco Cnty., FL Solid Wst. RB, 6.00%, 04/01/2010	400,000	442,228
Union Cnty., NJ Util. Solid Wst., Ogden Martin, Ser. A, 5.00%, 06/01/2015	325,000	336,291

		10,825,411

SALES TAX 2.8%
Compton, CA Cmnty. Redev. Agcy. RB, 6.50%, 08/01/2013	3,000,000	3,111,690
Los Angeles, CA Cmnty. Redev. Agcy. Tax Allocation RB, Ser. G, 6.75%, 07/01/2010	930,000	944,434
Metropolitan Atlanta Rapid Transit Auth. GA RRB, Ser. A, 5.50%, 07/01/2017, (Insd. by MBIA)	160,000	168,835
Metropolitan Pier & Expo. Auth., IL RB, 5.50%, 06/01/2011	500,000	514,065
Pennsylvania Convention Ctr. RRB, Ser. A, 6.75%, 09/01/2019, (Insd. by MBIA)	16,070,000	17,037,414

		21,776,438

[7]

EVERGREEN STRATEGIC MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS continued
February 28, 2005 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
SPECIAL TAX 0.3%
Hoffman Estates, IL Tax Increment RB:
0.00%, 05/15/2005, (Insd. by AMBAC) ¤	$500,000	$496,050
5.00%, 11/15/2006, (Insd. by AMBAC)	250,000	250,607
Ontario, CA Redev. Fin. Auth. RB, 5.80%, 08/01/2023	1,500,000	1,558,905
Orange Cnty., FL Tourist Dev. Tax RRB, 6.00%, 10/01/2016	335,000	344,665

		2,650,227

STUDENT LOAN 1.5%
Nebraska Higher Ed. Loan Prog. RB, 0.00%, 12/15/2015, (Insd. by MBIA) ¤	2,100,000	999,033
New Jersey Higher Ed. Student Assistance Auth. RB, 5.50%, 06/01/2006	140,000	140,853
Vermont Student Assistance Corp., Ser N, SAVRS 1.95%, 12/15/2032	11,050,000	11,050,000

		12,189,886

TOBACCO REVENUE 4.8%
Tobacco Settlement Auth. IA RRB:
5.30%, 06/01/2025	2,695,000	2,532,330
5.60%, 06/01/2035	12,330,000	11,514,247
6.125%, 06/01/2032	4,000,000	3,984,280
6.25%, 06/01/2042	2,000,000	2,000,920
Tobacco Settlement Auth. WA RB, 6.625%, 06/01/2032	150,000	154,640
Tobacco Settlement Fin. Corp., LA RB, 5.875%, 05/15/2039	8,500,000	8,357,540
Tobacco Settlement Fin. Corp., NJ RB:
5.75%, 06/01/2032	5,340,000	5,324,140
6.00%, 06/01/2037	2,000,000	1,979,220
6.125%, 06/01/2042	2,500,000	2,469,000

		38,316,317

TRANSPORTATION 5.4%
Arkansas Fed. Hwy. Grant Anticipation Tax RB, 3.50%, 08/01/2007	5,000,000	5,095,900
Bay Area Govt., CA Bay Area Rapid Transit- Grant A, 4.875%, 06/15/2009	3,115,000	3,122,040
Indiana Trans. Auth. Toll Road RB, 5.00%, 07/01/2014	1,000,000	1,002,430
Indiana Trans. Fin. Auth. RRB, 5.75%, 07/01/2011	18,960,000	20,113,147
Massachusetts Bay Trans. Auth. RB, 5.25%, 03/01/2013	1,225,000	1,271,415
New York Thruway Auth. RB, 5.50%, 01/01/2006	1,000,000	1,022,680
Oregon Dept. of Trans. RB, 5.00%, 11/15/2005	1,000,000	1,019,190
Phoenix, AZ Street & Hwy. RB, 6.25%, 07/01/2011	1,355,000	1,426,951
Rail Connections, Inc., MA RB, Rte. 128 Parking, Ser. B:
0.00%, 07/01/2023 ¤	3,855,000	1,390,190
0.00%, 07/01/2024 ¤	4,000,000	1,352,480
0.00%, 07/01/2025 ¤	4,140,000	1,312,421
0.00%, 07/01/2026 ¤	4,195,000	1,246,838
0.00%, 07/01/2027 ¤	4,430,000	1,234,508
0.00%, 07/01/2028 ¤	4,495,000	1,174,454
0.00%, 07/01/2029 ¤	4,640,000	1,136,661

		42,921,305

UTILITY 1.0%
Douglas Cnty., WA Pub. Util. Dist. RRB, Ser. B, 2.00%, 09/01/2005	1,815,000	1,812,132
Escambia Cnty., FL Util. Sys. RB, 5.00%, 01/01/2007	2,000,000	2,084,960
Northern Colorado Wtr. Conservancy Dist. RB, 6.50%, 12/01/2012	2,800,000	3,041,388
Oxnard, CA Fin. Auth. Solid Wst. RB, 5.75%, 05/01/2010	1,000,000	1,025,220

		7,963,700

[8]

EVERGREEN STRATEGIC MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS continued
February 28, 2005 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
WATER & SEWER 4.2%
Arkansas Cmnty. Wtr. Sys. Pub. Auth. RB, 2.40%, 10/01/2005	$3,600,000	$3,600,216
Bexar, TX Metro. Wtr. Dist. Waterworks RB, 5.875%, 05/01/2022	2,945,000	3,019,420
Cherokee Cnty., GA Wtr. & Swr. RB, 6.90%, 08/01/2018	5,000	5,019
Coastal Wtr. Auth., TX Conveyance Sys. RB, 7.50%, 12/15/2016	20,000	20,087
Garner, NC GO, 6.50%, 06/01/2006	275,000	288,668
Gwinnett Cnty., GA Wtr. & Sewage RB, Ser. A, 5.00%, 08/01/2006	3,045,000	3,151,727
Hollister, CA Pwr. Fin. RRB, Swr. Sys. Impt. Proj., 5.75%, 12/01/2011	3,430,000	3,493,112
Massachusetts Wtr. PCRB, Ser. 1, 5.30%, 08/01/2005	1,000,000	1,012,700
Montgomery Cnty., MD EDRB, Brink Reservoir Facs., 10.375%, 12/15/2014	360,000	368,615
Mount Clemens, MI GO, 4.00%, 11/01/2006	185,000	187,292
Northeast Morgan Cnty., AL Wtr. & Swr. RB, Ser. A, 5.50%, 05/01/2015	500,000	512,415
San Diego, CA Swr. RB, Ser. A, 4.90%, 05/15/2010	4,750,000	4,775,840
Sunrise, FL Util. Sys. RB, 5.75%, 10/01/2026	2,000,000	2,119,980
Washoe Cnty., NV Wtr. Facs. RB, Sierra Pacific Pwr., 6.65%, 06/01/2017	10,000,000	10,384,000

		32,939,091

Total Municipal Obligations (cost $771,600,341)		773,638,152

	Shares	Value

SHORT-TERM INVESTMENTS 1.7%
MUTUAL FUND SHARES 1.7%
Evergreen Institutional Municipal Money Market Fund ø ## (cost $13,490,074)	13,490,074	13,490,074

Total Investments (cost $785,090,415) 99.1%		787,128,226
Other Assets and Liabilities 0.9%		6,837,663

Net Assets 100.0%		$793,965,889

#	When-issued or delayed delivery security.
•	Security which has defaulted on payment of interest and/or principal. The Fund has stopped accruing interest on this security.
¤	Securities issued in zero coupon form with no periodic interest payments but are acquired at a discount that results in a current yield to maturity. An effective interest rate is applied to recognize interest income daily for these bonds. This rate is based on total expected income to be earned over the life of the bonds from amortization of discount at acquisition.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.
##	All or a portion of this security has been segregated for when-issued or delayed delivery securities.
[9]

EVERGREEN STRATEGIC MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS continued
February 28, 2005 (unaudited)
Summary of Abbreviations
AMBAC	American Municipal Bond Assurance Corp.
ARS	Auction Rate Securities
CDA	Community Development Authority
COP	Certificates of Participation
EDA	Economic Development Authority
EDFA	Economic Development Finance Authority
EDRB	Economic Development Revenue Bond
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Authority
FNMA	Federal National Mortgage Association
FRN	Floating Rate Note
FSA	Financial Security Assurance, Inc.
GNMA	Government National Mortgage Association
GO	General Obligation
HDA	Housing Development Authority
HFA	Housing Finance Authority
IDA	Industrial Development Authority
IDRB	Industrial Development Revenue Bond
IDRRB	Industrial Development Refunding Revenue Bond
MBIA	Municipal Bond Investors Assurance Corp.
MHRB	Multifamily Housing Revenue Bond
PCRB	Pollution Control Revenue Bond
PCRRB	Pollution Control Refunding Revenue Bond
RB	Revenue Bond
RHA	Residential Housing Authority
RRB	Refunding Revenue Bond
SAVRS	Select Auction Variable Rate Securities
SFHRB	Single Family Housing Revenue Bond
TCRS	Transferable Custody Receipts

The following table shows the percent of total investments by geographic location as of February 28, 2005:

California	10.0%	Vermont	1.4%
Nevada	7.4%	Connecticut	1.3%
Massachusetts	6.0%	Mississippi	0.9%
Texas	5.2%	New Mexico	0.9%
Pennsylvania	4.4%	Georgia	0.8%
Louisiana	4.2%	Michigan	0.8%
New York	4.2%	Rhode Island	0.8%
Florida	4.1%	Utah	0.8%
Indiana	4.0%	Alaska	0.7%
Illinois	3.7%	Colorado	0.7%
Tennessee	3.7%	Wyoming	0.7%
Washington	3.0%	Wisconsin	0.5%
New Jersey	2.9%	Hawaii	0.4%
West Virginia	2.5%	Montana	0.4%
Minnesota	2.4%	Oklahoma	0.3%
Ohio	2.1%	Alabama	0.2%
District of Columbia	2.0%	Kansas	0.2%
Virginia	2.0%	Maine	0.2%
North Carolina	1.9%	Missouri	0.2%
Arkansas	1.8%	Nebraska	0.1%
Delaware	1.8%	North Dakota	0.1%
Iowa	1.8%	Oregon	0.1%
Maryland	1.6%	South Dakota	0.1%
Arizona	1.5%	Non-state specific	1.5%
South Carolina	1.5%		100.0%

On February 28, 2005, the aggregate cost of securities for federal income tax purposes was $785,713,311. The gross unrealized appreciation and depreciation on securities based on tax cost was $8,679,638 and $7,264,723, respectively, with a net unrealized appreciation of $1,414,915.

[10]

Item 2 — Controls and Procedures

(a)	The registrant’s Principal Executive Officer and Principal Financial Officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-39(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b)	There has been no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonable likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 — Exhibits

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)	Separate certifications for the registrant’s Principal Executive Officer and Principal Financial Officer, as required by Rule 30a-3(d) under the Investment Company Act of 1940, are attached as EX-99.CERT.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Evergreen Municipal Trust By: /s/ Dennis H. Ferro —————————————— Dennis H. Ferro, Principal Executive Officer Date: April 26, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Dennis H. Ferro —————————————— Dennis H. Ferro, Principal Executive Officer Date: April 26, 2005

By: /s/ Carol A. Kosel —————————————— Carol A. Kosel Principal Financial Officer Date: April 26, 2005